UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Dynamic Asset Allocation Growth Fund

Semiannual report

3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PAEAX

Putnam Dynamic
Asset Allocation
Growth Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	108

Message from the Trustees

May 6, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/24. U.S. money markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Dynamic Asset Allocation Growth Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/23	1.05%	1.80%	1.80%	0.66%	1.30%	0.80%	0.70%	0.80%
Annualized expense ratio
for the six-month period
ended 3/31/24	1.02%	1.77%	1.77%	0.65%	1.27%	0.79%	0.69%	0.77%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.64	$9.77	$9.77	$3.60	$7.02	$4.37	$3.82	$4.26
Ending value (after expenses)	$1,212.20	$1,207.70	$1,207.60	$1,215.10	$1,210.80	$1,213.60	$1,214.60	$1,213.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Dynamic Asset Allocation Growth Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.15	$8.92	$8.92	$3.29	$6.41	$3.99	$3.49	$3.89
Ending value (after expenses)	$1,019.90	$1,016.15	$1,016.15	$1,021.75	$1,018.65	$1,021.05	$1,021.55	$1,021.15

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Dynamic Asset Allocation Growth Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Dynamic Asset Allocation Growth Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Dynamic Asset Allocation Growth Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Dynamic Asset Allocation Growth Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

COMMON STOCKS (79.1%)*	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	22,740	$2,479,064
Trade Desk, Inc. (The) Class A †	11,236	982,251
		3,461,315
Automotive (1.3%)
Aaron’s Co., Inc. (The)	18,097	135,728
Bayerische Motoren Werke AG (Germany)	3,463	399,609
Blue Bird Corp. †	16,361	627,281
BYD Co., Ltd. Class H (China)	21,500	553,782
Dana, Inc.	8,148	103,480
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	9,758	971,470
Ford Motor Co.	59,489	790,014
General Motors Co.	134,850	6,115,448
Kia Corp. (South Korea)	13,691	1,120,704
Mazda Motor Corp. (Japan)	17,000	197,143
PACCAR, Inc.	6,807	843,319
PROG Holdings, Inc.	9,154	315,264
REV Group, Inc.	16,170	357,195
Stellantis NV (Italy)	119,270	3,387,354
Subaru Corp. (Japan)	111,000	2,528,260
Tesla, Inc. †	50,267	8,836,436
Toyota Motor Corp. (Japan)	32,700	819,120
United Rentals, Inc.	5,272	3,801,692
Visteon Corp. †	5,297	622,980
		32,526,279
Banking (4.4%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	336,561	1,009,981
AIB Group PLC (Ireland)	108,880	552,556
Alinma Bank (Saudi Arabia)	110,101	1,285,808
Amalgamated Financial Corp.	4,938	118,512
Associated Banc-Corp.	5,504	118,391
Axos Financial, Inc. †	12,354	667,610
Banco Bilbao Vizcaya Argentaria SA (Spain)	287,722	3,426,914
Banco do Brasil SA (Brazil)	91,400	1,031,836
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,319	127,929
Banco Santander SA (Spain)	490,345	2,391,913
Bank Central Asia Tbk PT (Indonesia)	1,637,800	1,040,734
Bank Hapoalim MB (Israel)	207,749	1,948,185
Bank Mandiri Persero Tbk PT (Indonesia)	3,149,200	1,440,032
Bank of America Corp.	282,611	10,716,609
Bank of China, Ltd. Class H (China)	5,012,000	2,068,349
Bank of Ireland Group PLC (Ireland)	213,019	2,171,757
Bank of New York Mellon Corp. (The)	95,662	5,512,044
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	3,481	111,357
Banner Corp.	9,008	432,384
Cathay General Bancorp	11,848	448,210
Central Pacific Financial Corp.	8,804	173,879
Citigroup, Inc.	318,974	20,171,916
Commonwealth Bank of Australia (Australia)	15,135	1,186,880

8 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Banking cont.
CrossFirst Bankshares, Inc. †	4,652	$64,384
Customers Bancorp, Inc. †	10,204	541,424
DBS Group Holdings, Ltd. (Singapore)	93,100	2,484,276
Eastern Bankshares, Inc.	8,422	116,055
Enterprise Financial Services Corp.	6,777	274,875
Erste Group Bank AG (Czech Republic)	31,664	1,410,837
FB Financial Corp.	5,827	219,445
First BanCorp/Puerto Rico (Puerto Rico)	37,378	655,610
First Financial Corp./IN	2,374	90,995
Grupo Financiero Banorte SAB de CV Class O (Mexico)	246,732	2,621,894
Hancock Whitney Corp.	15,401	709,062
Hanmi Financial Corp.	8,297	132,088
Heartland Financial USA, Inc.	8,484	298,213
Heritage Commerce Corp.	12,144	104,196
Hilltop Holdings, Inc.	14,864	465,540
Hope Bancorp, Inc.	20,047	230,741
HSBC Holdings PLC (United Kingdom)	30,749	240,233
ICICI Bank, Ltd. (India)	267,424	3,505,586
Independent Bank Corp./MI	3,889	98,586
International Bancshares Corp.	1,939	108,855
JPMorgan Chase & Co.	78,938	15,811,282
Lloyds Banking Group PLC (United Kingdom)	2,579,720	1,685,302
Mitsubishi UFJ Financial Group, Inc. (Japan)	296,700	3,051,671
Mizrahi Tefahot Bank, Ltd. (Israel)	32,384	1,214,560
National Australia Bank, Ltd. (Australia)	15,722	354,895
National Bank Holdings Corp. Class A	3,050	110,014
Nordea Bank ABP (Finland)	218,654	2,434,936
NU Holdings, Ltd./Cayman Islands Class A (Brazil) †	70,472	840,731
OceanFirst Financial Corp.	7,276	119,399
OFG Bancorp (Puerto Rico)	9,002	331,364
Pathward Financial, Inc.	7,723	389,857
PNC Financial Services Group, Inc. (The)	29,564	4,777,542
Preferred Bank/Los Angeles CA	3,660	280,978
Premier Financial Corp.	5,591	113,497
State Street Corp.	32,146	2,485,529
Swedbank AB Class A (Sweden)	16,491	327,078
Trustmark Corp.	11,893	334,312
UMB Financial Corp.	1,482	128,919
UniCredit SpA (Italy)	62,435	2,369,317
Univest Financial Corp.	5,031	104,745
Wells Fargo & Co.	12,661	733,832
Westamerica Bancorp	6,783	331,553
		110,857,994
Basic materials (4.0%)
AdvanSix, Inc.	6,729	192,449
American Vanguard Corp.	4,365	56,527
American Woodmark Corp. †	4,544	461,943
Andersons, Inc. (The)	7,642	438,422
Anglo American PLC (London Exchange) (United Kingdom)	69,842	1,720,532

Dynamic Asset Allocation Growth Fund 9

COMMON STOCKS (79.1%)* cont.	Shares	Value
Basic materials cont.
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	26,370	$647,638
APL Apollo Tubes, Ltd. (India)	23,223	416,540
AptarGroup, Inc.	5,429	781,179
ArcelorMittal SA (France)	83,315	2,288,007
Archer-Daniels-Midland Co.	7,061	443,501
Arcosa, Inc.	1,191	102,259
Arkema SA (France)	9,094	956,971
Atkore, Inc.	4,552	866,519
Avient Corp.	2,629	114,099
Axalta Coating Systems, Ltd. †	24,432	840,216
Beacon Roofing Supply, Inc. †	1,276	125,074
BHP Group, Ltd. (ASE Exchange) (Australia)	119,152	3,437,362
BHP Group, Ltd. (London Exchange) (Australia)	9,588	275,309
Boise Cascade Co.	5,377	824,670
Builders FirstSource, Inc. †	15,470	3,226,269
CF Industries Holdings, Inc.	10,337	860,142
Cie de Saint-Gobain SA (France)	36,295	2,816,553
Clearwater Paper Corp. †	2,622	114,660
Commercial Metals Co.	2,120	124,592
Constellium SE (France) †	28,240	624,386
Corteva, Inc.	80,128	4,620,982
CRH PLC (London Exchange) (Ireland)	59,080	5,091,490
CRH PLC (Ireland)	53,645	4,627,418
Dole PLC (Ireland)	24,685	294,492
Dow, Inc.	13,603	788,022
DuPont de Nemours, Inc.	40,230	3,084,434
Eastman Chemical Co.	33,799	3,387,336
Fortune Brands Innovations, Inc.	9,271	784,976
Freeport-McMoRan, Inc.	140,072	6,586,185
Fresh Del Monte Produce, Inc.	8,760	226,972
Frontdoor, Inc. †	15,420	502,384
Gibraltar Industries, Inc. †	1,316	105,977
Glencore PLC (United Kingdom)	502,011	2,758,118
Hansol Chemical Co., Ltd. (South Korea)	3,727	566,144
Holcim AG (Switzerland)	33,980	3,076,794
Huntsman Corp.	29,173	759,373
Innospec, Inc.	3,067	395,459
Janus International Group, Inc. †	8,309	125,715
Larsen & Toubro, Ltd. (India)	23,618	1,065,865
LightWave Logic, Inc. †	34,541	161,652
Limbach Holdings, Inc. †	2,045	84,704
Linde PLC	7,824	3,632,839
LSB Industries, Inc. †	14,149	124,228
LyondellBasell Industries NV Class A	7,759	793,591
Minerals Technologies, Inc.	1,712	128,879
Mosaic Co. (The)	25,879	840,032
Mueller Industries, Inc.	2,359	127,221
NewMarket Corp.	1,283	814,217
Nippon Sanso Holdings Corp. (Japan)	75,300	2,361,768
NOF Corp. (Japan)	42,400	584,127

10 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Basic materials cont.
Nucor Corp.	4,241	$839,294
Orion SA (Luxembourg)	7,219	169,791
Pactiv Evergreen, Inc.	8,029	114,975
PPG Industries, Inc.	26,658	3,862,744
Proto Labs, Inc. †	3,011	107,643
Prysmian SpA (Italy)	98,507	5,142,611
Reliance, Inc.	2,532	846,144
Rio Tinto PLC (United Kingdom)	24,776	1,568,867
RPM International, Inc.	6,833	812,785
Sherwin-Williams Co. (The)	11,945	4,148,857
Shin-Etsu Chemical Co., Ltd. (Japan)	75,700	3,292,435
Simpson Manufacturing Co., Inc.	2,030	416,515
Southern Copper Corp. (Peru)	9,488	1,010,662
Standex International Corp.	727	132,474
Steel Dynamics, Inc.	5,859	868,480
Sterling Construction Co., Inc. †	5,992	660,978
Sylvamo Corp.	9,374	578,751
TopBuild Corp. †	1,919	845,761
Tronox Holdings PLC	7,153	124,105
Tutor Perini Corp. †	5,833	84,345
UFP Industries, Inc.	6,552	805,962
UltraTech Cement, Ltd. (India)	10,034	1,172,902
Weyerhaeuser Co. R	42,511	1,526,570
Worthington Enterprises, Inc.	1,663	103,488
Yara International ASA (Norway)	21,005	663,438
		101,157,790
Broadcasting (—%)
Sinclair, Inc.	8,592	115,734
		115,734
Building materials (0.3%)
AAON, Inc.	1,537	135,410
Apogee Enterprises, Inc.	5,493	325,186
JELD-WEN Holding, Inc. †	22,302	473,471
Masonite International Corp. †	1,552	204,010
Modine Manufacturing Co. †	7,610	724,396
Owens Corning	5,583	931,244
Trane Technologies PLC	14,411	4,326,182
		7,119,899
Capital goods (3.5%)
A.O. Smith Corp.	9,501	849,959
ABB, Ltd. (Switzerland)	61,517	2,857,401
Adient PLC †	3,112	102,447
Airbus SE (France)	16,239	2,990,919
Alamo Group, Inc.	534	121,928
Albany International Corp. Class A	1,298	121,376
Allison Transmission Holdings, Inc.	10,178	826,046
American Axle & Manufacturing Holdings, Inc. †	45,273	333,209
Applied Industrial Technologies, Inc.	2,858	564,598

Dynamic Asset Allocation Growth Fund 11

COMMON STOCKS (79.1%)* cont.	Shares	Value
Capital goods cont.
Argan, Inc.	2,158	$109,065
Atlas Copco AB Class A (Sweden)	64,142	1,083,415
Ball Corp.	35,711	2,405,493
Belden, Inc.	7,807	723,006
Berry Global Group, Inc.	13,015	787,147
Boeing Co. (The) †	13,999	2,701,667
Caterpillar, Inc.	2,412	883,829
Columbus McKinnon Corp./NY	2,793	124,652
Comfort Systems USA, Inc.	633	201,110
Curtiss-Wright Corp.	3,499	895,534
Dassault Aviation SA (France)	3,099	682,045
Deere & Co.	2,035	835,856
Donaldson Co., Inc.	10,117	755,538
Eaton Corp. PLC	2,449	765,753
Elite Material Co., Ltd. (Taiwan)	30,000	378,240
Encore Wire Corp.	1,627	427,543
Enviri Corp. †	12,348	112,984
Flowserve Corp.	18,416	841,243
Fortive Corp.	10,485	901,920
Franklin Electric Co., Inc.	1,195	127,638
GEA Group AG (Germany)	25,719	1,087,403
General Dynamics Corp.	2,845	803,684
Gentex Corp.	20,094	725,795
Gentherm, Inc. †	1,984	114,239
GrafTech International, Ltd.	59,922	82,692
Hitachi, Ltd. (Japan)	18,000	1,653,389
Honeywell International, Inc.	15,384	3,157,566
Hyster-Yale Materials Handling, Inc.	3,302	211,889
Ingersoll Rand, Inc.	50,965	4,839,127
Interface, Inc.	9,724	163,558
ITT, Inc.	6,414	872,496
Johnson Controls International PLC	46,426	3,032,546
KEI Industries, Ltd. (India)	35,284	1,463,692
Kone Oyj Class B (Finland)	12,031	559,942
Legrand SA (France)	6,589	698,201
Lockheed Martin Corp.	19,055	8,667,548
Luminar Technologies, Inc. †	110,765	218,207
Mitsubishi Electric Corp. (Japan)	138,800	2,303,247
Mitsubishi Heavy Industries, Ltd. (Japan)	202,400	1,936,692
Northrop Grumman Corp.	9,910	4,743,521
O-I Glass, Inc. †	25,915	429,930
Parker Hannifin Corp.	1,215	675,285
Powell Industries, Inc.	3,178	452,229
Republic Services, Inc.	4,320	827,021
RTX Corp.	46,400	4,525,392
Ryerson Holding Corp.	11,653	390,376
Sembcorp Industries, Ltd. (Singapore)	39,100	156,371
Shyft Group, Inc. (The)	10,577	131,366
Steelcase, Inc. Class A	8,290	108,433

12 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Capital goods cont.
Stoneridge, Inc. †	4,656	$85,857
Tennant Co.	1,146	139,365
Terex Corp.	10,268	661,259
Textron, Inc.	8,774	841,690
Titan International, Inc. †	8,212	102,322
TransDigm Group, Inc.	2,611	3,215,708
Veralto Corp.	4,697	416,436
Vertiv Holdings Co. Class A	61,969	5,061,008
Vinci SA (France)	48,434	6,205,568
Waste Connections, Inc.	13,845	2,381,478
Watts Water Technologies, Inc. Class A	3,381	718,632
		89,372,721
Commercial and consumer services (3.0%)
Arrowhead Pharmaceuticals, Inc. †	4,779	136,679
Automatic Data Processing, Inc.	44,926	11,219,819
Barrett Business Services, Inc.	847	107,332
Booking Holdings, Inc.	4,422	16,042,486
BrightView Holdings, Inc. †	11,588	137,897
Cimpress PLC (Ireland) †	4,758	421,131
Cintas Corp.	1,196	821,688
Cipher Mining, Inc. †	36,343	187,166
Compass Group PLC (United Kingdom)	166,800	4,890,533
CoStar Group, Inc. †	21,757	2,101,726
Ecolab, Inc.	3,959	914,133
Equifax, Inc.	8,078	2,161,027
Euronet Worldwide, Inc. †	7,319	804,578
Expedia Group, Inc. †	43,549	5,998,875
Experian PLC (United Kingdom)	60,520	2,638,348
Huron Consulting Group, Inc. †	1,070	103,383
Laureate Education, Inc.	8,049	117,274
LegalZoom.com, Inc. †	8,048	107,360
LiveRamp Holdings, Inc. †	15,095	520,778
Mastercard, Inc. Class A	35,193	16,947,893
PayPal Holdings, Inc. †	143,517	9,614,204
StoneCo., Ltd. Class A (Brazil) †	41,034	681,575
Verisk Analytics, Inc.	1,637	385,890
		77,061,775
Communication services (1.1%)
American Tower Corp. R	35,058	6,927,110
AT&T, Inc.	259,498	4,567,165
Charter Communications, Inc. Class A †	9,551	2,775,807
Comcast Corp. Class A	73,971	3,206,643
Crown Castle, Inc. R	6,863	726,311
InterDigital, Inc.	976	103,905
Iridium Communications, Inc.	42,319	1,107,065
Preformed Line Products Co.	688	88,525
Spark NZ, Ltd. (New Zealand)	79,464	226,222
T-Mobile US, Inc.	26,569	4,336,592
Telstra Group, Ltd. (Australia)	547,453	1,377,046

Dynamic Asset Allocation Growth Fund 13

COMMON STOCKS (79.1%)* cont.	Shares	Value
Communication services cont.
Verizon Communications, Inc.	20,187	$847,047
Vodafone Group PLC (United Kingdom)	2,175,775	1,934,940
		28,224,378
Communications equipment (0.2%)
arista Networks, Inc. †	2,860	829,343
Motorola Solutions, Inc.	13,297	4,720,169
NETGEAR, Inc. †	7,049	111,163
Viavi Solutions, Inc. †	10,683	97,108
		5,757,783
Computers (4.1%)
8x8, Inc. †	37,236	100,537
A10 Networks, Inc.	7,777	106,467
Adeia, Inc.	4,465	48,758
Agilysys, Inc. †	3,075	259,100
AppFolio, Inc. Class A †	603	148,784
Apple, Inc.	468,180	80,283,507
Asia Vital Components Co., Ltd. (Taiwan)	22,000	375,334
Bandwidth, Inc. Class A †	11,836	216,125
Calix, Inc. †	11,226	372,254
Cisco Systems, Inc.	52,122	2,601,409
CommVault Systems, Inc. †	7,189	729,180
CrowdStrike Holdings, Inc. Class A †	2,813	901,820
Dropbox, Inc. Class A †	33,918	824,207
Extreme Networks, Inc. †	46,336	534,717
MSCI, Inc.	1,294	725,222
NetApp, Inc.	7,649	802,916
NetScout Systems, Inc. †	4,923	107,518
PDF Solutions, Inc. †	3,218	108,350
Phreesia, Inc. †	13,712	328,128
PlayAGS, Inc. †	12,105	108,703
Qualys, Inc. †	3,952	659,470
Rapid7, Inc. †	10,483	514,086
RingCentral, Inc. Class A †	23,323	810,241
ServiceNow, Inc. †	1,042	794,421
Smartsheet, Inc. Class A †	19,268	741,818
Snowflake, Inc. Class A †	4,721	762,914
SoundHound AI, Inc. Class A †	22,252	131,064
SS&C Technologies Holdings, Inc.	11,999	772,376
Super Micro Computer, Inc. †	2,327	2,350,340
Synopsys, Inc. †	9,222	5,270,374
Teradata Corp. †	19,970	772,240
Vimeo, Inc. †	45,408	185,719
Weave Communications, Inc. †	17,371	199,419
Yext, Inc. †	41,320	249,160
Zoom Video Communications, Inc. Class A †	12,146	793,984
		104,690,662
Conglomerates (1.0%)
3M Co.	90,956	9,647,703
AMETEK, Inc.	4,165	761,779

14 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Conglomerates cont.
General Electric Co.	4,687	$822,709
Marubeni Corp. (Japan)	72,200	1,253,890
Mitsubishi Corp. (Japan)	214,200	4,934,042
Mitsui & Co., Ltd. (Japan)	70,400	3,304,680
Siemens AG (Germany)	17,184	3,280,654
SPX Technologies, Inc. †	989	121,776
		24,127,233
Consumer (0.3%)
Clorox Co. (The)	5,111	782,545
Kimberly-Clark Corp.	6,566	849,312
LVMH Moet Hennessy Louis Vuitton SA (France)	4,268	3,838,797
MSA Safety, Inc.	4,232	819,273
Pandora A/S (Denmark)	11,401	1,837,820
		8,127,747
Consumer cyclicals (—%)
Genting Singapore Ltd. (Singapore)	741,500	486,004
		486,004
Consumer finance (1.1%)
American Express Co.	3,784	861,579
Bread Financial Holdings, Inc.	14,424	537,150
Capital One Financial Corp.	34,783	5,178,840
Discover Financial Services	57,102	7,485,501
Enova International, Inc. †	8,261	519,039
Mr. Cooper Group, Inc. †	9,959	776,304
Navient Corp.	28,831	501,659
OneMain Holdings, Inc.	16,264	830,928
PagSeguro Digital, Ltd. Class A (Brazil) †	48,074	686,497
PennyMac Financial Services, Inc.	3,160	287,844
SLM Corp.	35,557	774,787
Synchrony Financial	19,078	822,643
Visa, Inc. Class A	28,824	8,044,202
		27,306,973
Consumer staples (5.2%)
ACCO Brands Corp.	18,792	105,423
Alsea SAB de CV (Mexico) †	133,633	658,740
Asahi Group Holdings, Ltd. (Japan)	45,400	1,674,084
Auto Trader Group PLC (United Kingdom)	154,386	1,364,397
BellRing Brands, Inc. †	1,924	113,574
Benefit Systems SA (Poland)	634	449,195
Boston Beer Co., Inc. (The) Class A †	2,552	776,880
Brink’s Co. (The)	6,554	605,459
Cal-Maine Foods, Inc.	2,006	118,053
Cargurus, Inc. †	18,334	423,149
Carlsberg A/S Class B (Denmark)	3,353	457,616
Carrols Restaurant Group, Inc.	32,155	305,794
Chipotle Mexican Grill, Inc. †	1,659	4,822,331
CK Hutchison Holdings, Ltd. (Hong Kong)	840,500	4,059,193
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	55,800	817,574
Coca-Cola Co. (The)	304,302	18,617,197

Dynamic Asset Allocation Growth Fund 15

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer staples cont.
Coca-Cola Consolidated, Inc.	743	$628,883
Coca-Cola Europacific Partners PLC (Spain)	23,982	1,677,541
Coca-Cola HBC AG (Italy)	46,237	1,460,701
Colgate-Palmolive Co.	76,609	6,898,640
CoreCivic, Inc. †	9,797	152,931
Costco Wholesale Corp.	8,409	6,160,685
Danone SA (France)	23,686	1,530,407
Dave & Buster’s Entertainment, Inc. †	2,308	144,481
Dino Polska SA (Poland) †	7,379	716,230
DoorDash, Inc. Class A †	7,986	1,099,832
Etsy, Inc. †	10,611	729,188
Eventbrite, Inc. Class A †	45,355	248,545
Heidrick & Struggles International, Inc.	3,653	122,960
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	6,612	531,435
Hudson Technologies, Inc. †	7,635	84,061
Imperial Brands PLC (United Kingdom)	96,018	2,145,047
Ingles Markets, Inc. Class A	1,354	103,825
Ingredion, Inc.	6,579	768,756
Insperity, Inc.	1,058	115,967
Inter Parfums, Inc.	3,916	550,237
ITOCHU Corp. (Japan)	49,800	2,127,142
Itron, Inc. †	7,432	687,609
Jeronimo Martins SGPS SA (Portugal)	43,927	871,040
John B. Sanfilippo & Son, Inc.	1,261	133,565
Kenvue, Inc.	101,279	2,173,448
Keurig Dr Pepper, Inc.	26,376	808,952
Koninklijke Ahold Delhaize NV (Netherlands)	85,523	2,557,627
Korn Ferry	5,612	369,045
L’Oreal SA (France)	5,003	2,367,607
MakeMyTrip, Ltd. (India) †	10,362	736,220
Maplebear, Inc. †	23,731	884,929
McDonald’s Corp.	2,360	665,402
MediaAlpha, Inc. Class A †	4,871	99,222
MercadoLibre, Inc. (Brazil) †	631	954,047
Molson Coors Beverage Co. Class B	12,188	819,643
Mondelez International, Inc. Class A	10,496	734,720
Monster Beverage Corp. †	13,161	780,184
Nestle SA (Switzerland)	37,195	3,949,017
Nissin Food Products Co., Ltd. (Japan)	47,700	1,323,424
Opendoor Technologies, Inc. †	79,174	239,897
PDD Holdings, Inc. ADR (China) †	11,483	1,334,899
PepsiCo, Inc.	4,902	857,899
Perdoceo Education Corp.	14,687	257,904
Philip Morris International, Inc.	56,305	5,158,665
Procter & Gamble Co. (The)	74,759	12,129,648
Recruit Holdings Co., Ltd. (Japan)	56,100	2,485,551
Resideo Technologies, Inc. †	6,405	143,600
Resources Connection, Inc.	7,370	96,989
Robert Half, Inc.	5,395	427,716

16 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Consumer staples cont.
Sally Beauty Holdings, Inc. †	11,148	$138,458
Sea, Ltd. ADR (Singapore) †	6,341	340,575
Shoprite Holdings, Ltd. (South Africa)	63,350	827,631
Simply Good Foods Co. (The) †	9,140	311,034
Starbucks Corp.	8,770	801,490
Sumber Alfaria Trijaya Tbk PT (Indonesia)	3,083,500	565,940
Sysco Corp.	9,884	802,383
Uber Technologies, Inc. †	188,683	14,526,704
Unilever PLC (United Kingdom)	74,132	3,719,704
United Natural Foods, Inc. †	7,177	82,464
Upwork, Inc. †	44,652	547,434
USANA Health Sciences, Inc. †	2,368	114,848
WH Group, Ltd. (Hong Kong)	936,000	617,072
Zomato, Ltd. (India) †	289,079	631,172
		131,441,531
Electronics (6.2%)
Advanced Micro Devices, Inc. †	28,261	5,100,828
Allied Motion Technologies, Inc.	2,225	79,388
Ambarella, Inc. †	1,889	95,905
Broadcom, Inc.	12,391	16,423,155
CEVA, Inc. †	4,461	101,309
Cirrus Logic, Inc. †	9,102	842,481
Dexerials Corp. (Japan)	16,200	715,612
EnerSys	4,070	384,452
ESCO Technologies, Inc.	1,579	169,032
Hon Hai Precision Industry Co., Ltd. (Taiwan)	218,000	1,021,763
Hoya Corp. (Japan)	41,400	5,125,089
Keyence Corp. (Japan)	2,800	1,286,247
Keysight Technologies, Inc. †	4,879	762,978
MediaTek, Inc. (Taiwan)	42,000	1,568,266
Mesa Laboratories, Inc.	506	55,523
Monolithic Power Systems, Inc.	1,082	732,968
NKT A/S (Denmark) †	7,543	621,869
NVIDIA Corp.	81,035	73,219,985
NXP Semiconductors NV	10,809	2,678,146
Photronics, Inc. †	4,271	120,955
Qorvo, Inc. †	6,376	732,156
Qualcomm, Inc.	120,687	20,432,310
Rambus, Inc. †	12,794	790,797
Samsung Electronics Co., Ltd. (South Korea)	82,168	5,029,261
Samsung Electronics Co., Ltd. (Preference) (South Korea)	81,973	4,140,512
Sanmina Corp. †	1,694	105,333
Shimadzu Corp. (Japan)	40,600	1,134,483
Silicon Laboratories, Inc. †	4,974	714,863
Sinbon Electronics Co., Ltd. (Taiwan)	102,000	879,654
SK Hynix, Inc. (South Korea)	20,369	2,768,822
STMicroelectronics NV (France)	37,203	1,602,247
Synaptics, Inc. †	2,199	214,534
TD SYNNEX Corp.	3,731	421,976

Dynamic Asset Allocation Growth Fund 17

COMMON STOCKS (79.1%)* cont.	Shares	Value
Electronics cont.
Thales SA (France)	15,501	$2,643,110
TTM Technologies, Inc. †	17,888	279,947
Vicor Corp. †	3,884	148,524
Vontier Corp.	77,040	3,494,534
Woodward, Inc.	5,142	792,485
		157,431,499
Energy (2.9%)
Alpha Metallurgical Resources, Inc.	1,841	609,684
Arch Resources, Inc.	1,579	253,887
Baker Hughes Co.	25,409	851,202
BP PLC (United Kingdom)	1,058,015	6,619,446
California Resources Corp.	2,105	115,986
Cheniere Energy, Inc.	42,958	6,928,266
Chevron Corp.	5,373	847,537
ConocoPhillips	47,776	6,080,929
CONSOL Energy, Inc.	7,071	592,267
Coterra Energy, Inc.	30,907	861,687
DMC Global, Inc. †	6,044	117,798
DNOW, Inc. †	29,981	455,711
Equinor ASA (Norway)	79,619	2,100,390
Exxon Mobil Corp.	96,294	11,193,214
Golar LNG, Ltd. (Norway)	5,265	126,676
HF Sinclair Corp.	13,334	804,974
INPEX Corp. (Japan)	34,300	530,315
Marathon Oil Corp.	342,034	9,693,244
Marathon Petroleum Corp.	29,752	5,995,028
Murphy Oil Corp.	2,757	125,995
Nabors Industries, Ltd. †	1,287	110,849
Newpark Resources, Inc. †	16,759	121,000
Oceaneering International, Inc. †	4,979	116,509
Par Pacific Holdings, Inc. †	16,760	621,126
PBF Energy, Inc. Class A	14,789	851,403
Peabody Energy Corp.	24,426	592,575
PetroChina Co., Ltd. Class H (China)	2,086,000	1,782,997
Petroleo Brasileiro SA (Preference) (Brazil)	50,000	372,453
PRIO SA (Brazil)	40,700	395,525
Schlumberger, Ltd.	15,092	827,193
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	131,441	4,389,577
Shell PLC (London Exchange) (United Kingdom)	18,541	614,290
SM Energy Co.	7,082	353,038
SunCoke Energy, Inc.	17,408	196,188
Targa Resources Corp.	7,165	802,408
US Silica Holdings, Inc. †	33,630	417,348
Valero Energy Corp.	31,315	5,345,158
W&T Offshore, Inc.	36,070	95,586
Warrior Met Coal, Inc.	10,068	611,128
Weatherford International PLC †	7,826	903,277
		74,423,864

18 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Entertainment (0.2%)
Daktronics, Inc. †	13,889	$138,334
Live Nation Entertainment, Inc. †	19,849	2,099,429
Panasonic Holdings Corp. (Japan)	23,300	222,487
Sony Group Corp. (Japan)	19,600	1,681,239
		4,141,489
Financial (1.0%)
3i Group PLC (United Kingdom)	82,748	2,933,730
Ally Financial, Inc.	21,091	856,084
Apollo Global Management, Inc.	41,759	4,695,800
Deutsche Boerse AG (Germany)	6,427	1,314,989
Eurazeo SE (France)	3,887	340,721
Euronext NV (France)	25,073	2,385,810
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	21,900	637,394
Japan Exchange Group, Inc. (Japan)	129,600	3,518,668
Jefferies Financial Group, Inc.	17,275	761,828
Julius Baer Group, Ltd. (Switzerland)	40,378	2,331,747
London Stock Exchange Group PLC (United Kingdom)	20,407	2,444,310
LPL Financial Holdings, Inc.	2,825	746,365
MGIC Investment Corp.	38,316	856,746
NMI Holdings, Inc. Class A †	3,661	118,397
REC, Ltd. (India)	165,348	894,121
		24,836,710
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	78,762	2,206,986
DraftKings, Inc. Class A †	50,400	2,288,664
Golden Entertainment, Inc.	4,427	163,046
International Game Technology PLC	22,756	514,058
La Francaise des Jeux SAEM (France)	8,309	338,666
Las Vegas Sands Corp.	14,445	746,807
Light & Wonder, Inc. †	8,913	909,928
Red Rock Resorts, Inc. Class A	10,977	656,644
		7,824,799
Health care (9.4%)
10x Genomics, Inc. Class A †	17,806	668,259
Abbott Laboratories	36,754	4,177,460
AbbVie, Inc.	62,659	11,410,204
ACADIA Pharmaceuticals, Inc. †	26,851	496,475
Adaptive Biotechnologies Corp. †	26,986	86,625
Addus HomeCare Corp. †	1,087	112,331
Agenus, Inc.	151,985	88,151
Alkermes PLC †	23,590	638,581
Alnylam Pharmaceuticals, Inc. †	5,328	796,270
American Well Corp. Class A †	80,375	65,160
Amgen, Inc.	2,672	759,703
AMN Healthcare Services, Inc. †	1,809	113,081
AngioDynamics, Inc. †	17,910	105,132
Apollo Hospitals Enterprise, Ltd. (India)	15,554	1,185,500
Arcellx, Inc. †	8,941	621,847
Arcturus Therapeutics Holdings, Inc. †	14,717	496,993

Dynamic Asset Allocation Growth Fund 19

COMMON STOCKS (79.1%)* cont.	Shares	Value
Health care cont.
Arvinas, Inc. †	12,700	$524,256
AstraZeneca PLC (United Kingdom)	51,409	6,928,511
AstraZeneca PLC (Rights) (United Kingdom) † F	3,617	11,068
AstraZeneca PLC CVR (Rights) (United Kingdom) † F	6,497	1,949
AstraZeneca PLC ADR (United Kingdom)	59,565	4,035,529
AtriCure, Inc. †	8,899	270,708
Avanos Medical, Inc. †	5,572	110,939
Axogen, Inc. †	12,445	100,431
Becton, Dickinson and Co.	3,157	781,200
Bio-Rad Laboratories, Inc. Class A †	1,233	426,458
BioCryst Pharmaceuticals, Inc. †	18,930	96,164
Biohaven, Ltd. †	12,278	671,484
Boston Scientific Corp. †	121,825	8,343,795
Bristol-Myers Squibb Co.	58,345	3,164,049
Cardinal Health, Inc.	8,426	942,869
Castle Biosciences, Inc. †	6,457	143,023
Catalyst Pharmaceuticals, Inc. †	7,695	122,658
Chugai Pharmaceutical Co., Ltd. (Japan)	22,800	869,647
Cigna Group (The)	24,001	8,716,923
Cochlear, Ltd. (Australia)	5,916	1,301,194
Corcept Therapeutics, Inc. †	6,399	161,191
Cullinan Oncology, Inc. †	5,877	100,144
Danaher Corp.	15,831	3,953,318
Deciphera Pharmaceuticals, Inc. †	7,065	111,132
Dexcom, Inc. †	31,164	4,322,446
Dyne Therapeutics, Inc. †	7,863	223,231
Edwards Lifesciences Corp. †	8,536	815,700
Elevance Health, Inc.	7,402	3,838,233
Eli Lilly and Co.	36,339	28,270,288
Enanta Pharmaceuticals, Inc. †	6,986	121,976
Eurofins Scientific (Luxembourg)	2,508	159,856
Exelixis, Inc. †	73,175	1,736,443
Fate Therapeutics, Inc. †	64,738	475,177
Fresenius SE & Co. KGaA (Germany)	43,584	1,175,515
FUJIFILM Holdings Corp. (Japan)	58,600	1,304,545
Glaukos Corp. †	2,640	248,926
GSK PLC (United Kingdom)	255,059	5,500,370
HCA Healthcare, Inc.	2,429	810,144
Health Catalyst, Inc. †	19,113	143,921
HealthEquity, Inc. †	1,559	127,261
Hologic, Inc. †	10,828	844,151
Humana, Inc.	2,291	794,336
IDEXX Laboratories, Inc. †	4,368	2,358,414
ImmunityBio, Inc. †	108,930	584,954
Immunovant, Inc. †	16,535	534,246
Inari Medical, Inc. †	2,407	115,488
Incyte Corp. †	45,332	2,582,564
Insmed, Inc. †	7,703	208,982
Inspire Medical Systems, Inc. †	4,131	887,297

20 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Health care cont.
Insulet Corp. †	4,749	$813,979
Intuitive Surgical, Inc. †	13,680	5,459,551
Ipsen SA (France)	6,167	733,855
Ironwood Pharmaceuticals, Inc. †	11,180	97,378
iTeos Therapeutics, Inc. †	9,268	126,416
Jazz Pharmaceuticals PLC †	6,688	805,369
Johnson & Johnson	4,797	758,837
Keros Therapeutics, Inc. †	3,436	227,463
Kiniksa Pharmaceuticals, Ltd. Class A †	10,227	201,779
Kodiak Sciences, Inc. †	8,920	46,919
Lantheus Holdings, Inc. †	10,840	674,682
LivaNova PLC (United Kingdom) †	8,420	471,015
Lonza Group AG (Switzerland)	6,740	4,037,199
M3, Inc. (Japan)	65,700	927,473
MacroGenics, Inc. †	27,495	404,726
Max Healthcare Institute, Ltd. (India)	50,997	501,333
McKesson Corp.	14,614	7,845,526
Medpace Holdings, Inc. †	2,568	1,037,857
Medtronic PLC	9,587	835,507
Merck & Co., Inc.	161,268	21,279,313
Merck KGaA (Germany)	9,285	1,638,801
Neurocrine Biosciences, Inc. †	6,529	900,480
Novartis AG (Switzerland)	46,216	4,477,343
Novo Nordisk A/S Class B (Denmark)	77,974	9,939,250
Nurix Therapeutics, Inc. †	11,550	169,785
Nuvation Bio, Inc. †	35,339	128,634
Ono Pharmaceutical Co., Ltd. (Japan)	51,300	831,787
Option Care Health, Inc. †	17,221	577,592
OraSure Technologies, Inc. †	24,916	153,233
Pacific Biosciences of California, Inc. †	21,270	79,763
PetIQ, Inc. †	8,652	158,159
PTC Therapeutics, Inc. †	19,687	572,695
QIAGEN NV (Netherlands)	9,700	417,003
Quanterix Corp. †	8,457	199,247
RAPT Therapeutics, Inc. †	7,280	65,374
Regeneron Pharmaceuticals, Inc. †	8,314	8,002,142
Roche Holding AG (Switzerland)	1,678	427,384
RxSight, Inc. †	2,367	122,090
Sabra Health Care REIT, Inc. R	25,555	377,447
Sandoz Group AG (Switzerland) †	51,681	1,559,284
Sanofi SA (France)	31,010	3,043,079
Schrodinger, Inc. †	4,067	109,809
Select Medical Holdings Corp.	14,355	432,803
Semler Scientific, Inc. †	2,098	61,283
Shionogi & Co., Ltd. (Japan)	17,700	906,163
Sonic Healthcare, Ltd. (Australia)	23,833	456,760
Stryker Corp.	2,209	790,535
Sun Pharmaceutical Industries, Ltd. (India)	42,498	825,756
Surmodics, Inc. †	2,800	82,152

Dynamic Asset Allocation Growth Fund 21

COMMON STOCKS (79.1%)* cont.	Shares	Value
Health care cont.
Swedish Orphan Biovitrum AB (Sweden) †	7,973	$199,027
Teladoc Health, Inc. †	27,054	408,515
Tenet Healthcare Corp. †	8,148	856,436
TG Therapeutics, Inc. †	10,929	166,230
Thermo Fisher Scientific, Inc.	10,846	6,303,803
UnitedHealth Group, Inc.	23,564	11,657,111
Vertex Pharmaceuticals, Inc. †	23,514	9,829,087
Vir Biotechnology, Inc. †	25,872	262,083
Voyager Therapeutics, Inc. †	17,603	163,884
Wave Life Sciences, Ltd. †	26,869	165,782
West Pharmaceutical Services, Inc.	1,022	404,416
Xencor, Inc. †	22,674	501,776
Zymeworks, Inc. †	19,428	204,383
		237,809,419
Homebuilding (0.6%)
Beazer Homes USA, Inc. †	16,255	533,164
Forestar Group, Inc. †	7,247	291,257
Hovnanian Enterprises, Inc. Class A †	3,192	500,952
KB Home	2,043	144,808
Lennar Corp. Class A	5,582	959,992
M/I Homes, Inc. †	4,743	646,423
Meritage Homes Corp.	1,473	258,453
NVR, Inc. †	92	745,196
PulteGroup, Inc.	79,310	9,566,372
Taylor Wimpey PLC (United Kingdom)	214,621	371,246
Toll Brothers, Inc.	6,298	814,772
TRI Pointe Homes, Inc. †	18,473	714,166
		15,546,801
Insurance (2.4%)
AIA Group, Ltd. (Hong Kong)	330,800	2,220,999
Allianz SE (Germany)	5,252	1,574,048
Allstate Corp. (The)	4,788	828,372
American Equity Investment Life Holding Co. †	11,433	642,763
American International Group, Inc.	151,307	11,827,668
AXA SA (France)	192,202	7,219,137
Axis Capital Holdings, Ltd.	12,273	797,990
Berkshire Hathaway, Inc. Class B †	6,202	2,608,065
Chubb, Ltd.	2,822	731,265
CNO Financial Group, Inc.	22,079	606,731
Corebridge Financial, Inc.	32,026	920,107
Enstar Group, Ltd. †	372	115,603
Equitable Holdings, Inc.	93,328	3,547,397
Essent Group, Ltd.	2,033	120,984
Everest Group, Ltd.	2,172	863,370
Fidelis Insurance Holdings, Ltd. (United Kingdom)	8,012	156,074
Genworth Financial, Inc. Class A †	94,230	605,899
Globe Life, Inc.	6,127	712,999
Horace Mann Educators Corp.	7,937	293,590
Jackson Financial, Inc. Class A	12,986	858,894

22 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Insurance cont.
James River Group Holdings, Ltd. (Bermuda)	5,284	$49,141
Loews Corp.	9,894	774,601
Marsh & McLennan Cos., Inc.	3,693	760,684
MetLife, Inc.	112,255	8,319,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,642	3,241,056
Old Republic International Corp.	26,693	820,009
Principal Financial Group, Inc.	9,609	829,353
Prudential PLC (United Kingdom)	123,251	1,155,820
Reinsurance Group of America, Inc.	8,548	1,648,738
Tokio Marine Holdings, Inc. (Japan)	42,300	1,314,156
Travelers Cos., Inc. (The)	3,537	814,005
Universal Insurance Holdings, Inc.	4,948	100,543
Unum Group	15,979	857,433
Zurich Insurance Group AG (Switzerland)	5,669	3,056,866
		60,993,578
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	4,947	828,474
Ameriprise Financial, Inc.	9,157	4,014,795
BGC Group, Inc. Class A	13,339	103,644
Charles Schwab Corp. (The)	75,900	5,490,606
Goldman Sachs Group, Inc. (The)	20,180	8,428,984
HDFC Asset Management Co., Ltd. (India)	7,005	315,308
Investor AB Class B (Sweden)	111,457	2,797,358
Meritz Financial Group, Inc. (South Korea)	14,132	857,630
Morgan Stanley	8,735	822,488
Nomura Holdings, Inc. (Japan)	334,900	2,162,758
SEI Investments Co.	11,507	827,353
StoneX Group, Inc. †	6,313	443,551
Virtu Financial, Inc. Class A	39,009	800,465
Virtus Investment Partners, Inc.	1,283	318,158
		28,211,572
Leisure (—%)
MasterCraft Boat Holdings, Inc. †	4,852	115,089
		115,089
Lodging/Tourism (0.5%)
Accor SA (France)	22,290	1,041,260
H World Group, Ltd. ADR (China)	38,642	1,495,445
Hilton Worldwide Holdings, Inc.	21,926	4,677,035
Host Hotels & Resorts, Inc. R	35,622	736,663
Indian Hotels Co., Ltd. (India)	289,632	2,052,888
InterContinental Hotels Group PLC (United Kingdom)	15,611	1,623,956
MGM Resorts International †	17,379	820,463
Ryman Hospitality Properties, Inc. R	6,708	775,512
		13,223,222
Media (0.9%)
Netflix, Inc. †	29,789	18,091,753
Universal Music Group NV (Netherlands)	127,351	3,830,506
		21,922,259

Dynamic Asset Allocation Growth Fund 23

COMMON STOCKS (79.1%)* cont.	Shares	Value
Publishing (0.2%)
S&P Global, Inc.	5,985	$2,546,318
TOPPAN Holdings, Inc. (Japan)	42,100	1,078,781
Wolters Kluwer NV (Netherlands)	13,809	2,163,166
		5,788,265
Real estate (1.5%)
Alexander & Baldwin, Inc. R	11,826	194,774
American Assets Trust, Inc. R	5,026	110,120
Anywhere Real Estate, Inc. †	54,494	336,773
Apartment Income REIT Corp. R	25,640	832,531
Apple Hospitality REIT, Inc. R	6,350	104,013
AvalonBay Communities, Inc. R	4,018	745,580
BrightSpire Capital, Inc. R	35,094	241,798
Brixmor Property Group, Inc. R	34,593	811,206
Broadstone Net Lease, Inc. R	6,952	108,938
Chimera Investment Corp. R	23,979	110,543
COPT Defense Properties R	4,397	106,275
Cushman & Wakefield PLC †	26,108	273,090
Elme Communities R	4,144	57,684
EPR Properties R	18,847	800,055
Equity Commonwealth † R	5,560	104,973
Equity Residential R	12,281	775,054
Essential Properties Realty Trust, Inc. R	4,776	127,328
Essex Property Trust, Inc. R	3,307	809,587
First Industrial Realty Trust, Inc. R	14,431	758,205
Gaming and Leisure Properties, Inc. R	59,061	2,720,940
Goodman Group (Australia) R	139,908	3,082,493
Kennedy-Wilson Holdings, Inc.	12,038	103,286
Kite Realty Group Trust R	13,050	282,924
Klepierre SA (France) R	47,785	1,237,268
Ladder Capital Corp. R	10,047	111,823
MFA Financial, Inc. R	9,682	110,472
Mid-America Apartment Communities, Inc. R	6,035	794,085
National Health Investors, Inc. R	5,377	337,837
NexPoint Residential Trust, Inc. R	3,609	116,174
Park Hotels & Resorts, Inc.	45,770	800,517
Persimmon PLC (United Kingdom)	130,323	2,164,651
Phoenix Mills, Ltd. (The) (India)	37,694	1,257,694
Piedmont Office Realty Trust, Inc. Class A R	17,723	124,593
Public Storage R	2,704	784,322
Retail Opportunity Investments Corp. R	18,653	239,131
Rithm Capital Corp. R	70,790	790,016
RLJ Lodging Trust R	49,625	586,568
RMR Group, Inc. (The) Class A	3,279	78,696
Scentre Group (Australia)	393,499	869,276
Service Properties Trust R	15,992	108,426
Simon Property Group, Inc. R	52,177	8,165,179
SITE Centers Corp. R	7,621	111,648
Sunstone Hotel Investors, Inc. R	52,380	583,513
Tanger, Inc. R	3,624	107,017

24 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Real estate cont.
Taylor Morrison Home Corp. †	13,339	$829,286
Urban Edge Properties R	31,308	540,689
Vornado Realty Trust R	87,957	2,530,523
Xenia Hotels & Resorts, Inc. R	3,714	55,747
		37,033,321
Retail (5.0%)
Abercrombie & Fitch Co. Class A †	2,141	268,332
Amazon.com, Inc. †	345,423	62,307,400
American Eagle Outfitters, Inc.	16,258	419,294
Associated British Foods PLC (United Kingdom)	50,058	1,578,254
AutoZone, Inc. †	246	775,306
BJ’s Wholesale Club Holdings, Inc. †	28,698	2,171,004
BlueLinx Holdings, Inc. †	2,558	333,154
Buckle, Inc. (The)	2,855	114,971
Caleres, Inc.	13,283	545,001
Designer Brands, Inc. Class A	10,029	109,617
Dillard’s, Inc. Class A	1,400	660,296
Fast Retailing Co., Ltd. (Japan)	4,400	1,370,168
G-III Apparel Group, Ltd. †	3,505	101,680
GMS, Inc. †	7,501	730,147
Home Depot, Inc. (The)	18,071	6,932,036
Industria de Diseno Textil SA (Spain)	63,518	3,198,127
J. Jill, Inc. †	4,195	134,114
Lululemon Athletica, Inc. (Canada) †	8,453	3,302,164
O’Reilly Automotive, Inc. †	5,491	6,198,680
Pan Pacific International Holdings Corp. (Japan)	41,400	1,105,696
Ross Stores, Inc.	19,198	2,817,498
Target Corp.	28,802	5,104,003
TJX Cos., Inc. (The)	19,287	1,956,088
Upbound Group, Inc.	1,541	54,259
Urban Outfitters, Inc. †	2,484	107,855
WalMart de Mexico (Walmex) SAB de CV (Mexico)	158,299	639,880
Walmart, Inc.	364,498	21,931,844
Williams-Sonoma, Inc.	3,312	1,051,659
		126,018,527
Semiconductor (1.8%)
Applied Materials, Inc.	26,782	5,523,252
ASML Holding NV (Netherlands)	11,112	10,695,855
Axcelis Technologies, Inc. †	868	96,799
Disco Corp. (Japan)	8,400	3,173,444
KLA Corp.	15,620	10,911,663
Lam Research Corp.	965	937,565
MaxLinear, Inc. †	22,711	424,014
Novatek Microelectronics Corp. (Taiwan)	85,000	1,604,199
Renesas Electronics Corp. (Japan)	117,400	2,071,058
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	442,350	10,767,280
		46,205,129

Dynamic Asset Allocation Growth Fund 25

COMMON STOCKS (79.1%)* cont.	Shares	Value
Software (6.4%)
Adobe, Inc. †	23,848	$12,033,701
Amdocs, Ltd.	4,063	367,173
Atlassian Corp. Class A †	4,071	794,293
Autodesk, Inc. †	2,983	776,833
Blackline, Inc. †	1,596	103,070
Cadence Design Systems, Inc. †	50,694	15,780,028
Domo, Inc. Class B †	22,058	196,757
F5, Inc. †	4,177	791,917
HubSpot, Inc. †	5,359	3,357,735
Intapp, Inc. †	11,667	400,178
Manhattan Associates, Inc. †	3,677	920,096
Microsoft Corp.	228,943	96,320,899
MicroStrategy, Inc. Class A †	102	173,865
Nexon Co., Ltd. (Japan)	14,500	240,421
Oracle Corp.	99,181	12,458,126
Paycom Software, Inc.	4,258	847,385
Pegasystems, Inc.	12,368	799,468
PROS Holdings, Inc. †	8,603	312,547
ROBLOX Corp. Class A †	19,062	727,787
SAP SE (Germany)	1,821	354,529
Square Enix Holdings Co., Ltd. (Japan)	49,100	1,907,498
Squarespace, Inc. Class A †	17,866	651,037
Tata Consultancy Services, Ltd. (India)	43,144	2,005,205
TIS, Inc. (Japan)	25,800	560,551
Totvs SA (Brazil)	74,955	424,138
Veeva Systems, Inc. Class A †	32,651	7,564,910
Workday, Inc. Class A †	2,925	797,794
		161,667,941
Technology (—%)
Amkor Technology, Inc.	3,109	100,234
		100,234
Technology services (5.0%)
Alibaba Group Holding, Ltd. (China)	128,056	1,149,361
Alphabet, Inc. Class A †	214,814	32,421,877
Alphabet, Inc. Class C †	127,752	19,451,520
DocuSign, Inc. †	38,232	2,276,716
eBay, Inc.	16,584	875,304
Fair Isaac Corp. †	2,147	2,682,913
Fiserv, Inc. †	4,989	797,342
GoDaddy, Inc. Class A †	20,334	2,413,239
HealthStream, Inc.	4,540	121,036
Integral Ad Science Holding Corp. †	22,604	225,362
Leidos Holdings, Inc.	5,841	765,697
Meta Platforms, Inc. Class A	71,521	34,729,167
NEC Corp. (Japan)	14,300	1,038,162
Palo Alto Networks, Inc. †	10,208	2,900,399
Prosus NV (China)	113,786	3,569,190
Q2 Holdings, Inc. †	3,140	165,038
Roku, Inc. †	12,667	825,508

26 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (79.1%)* cont.	Shares	Value
Technology services cont.
Salesforce, Inc. †	28,762	$8,662,539
Scout24 SE (Germany)	34,657	2,612,045
SCSK Corp. (Japan)	51,200	959,704
Spotify Technology SA (Sweden) †	2,786	735,225
Tencent Holdings, Ltd. (China)	138,711	5,384,048
Unisys Corp. †	40,363	198,182
VeriSign, Inc. †	3,995	757,092
Western Union Co. (The)	57,021	797,154
Xerox Holdings Corp.	11,812	211,435
		126,725,255
Textiles (0.3%)
Deckers Outdoor Corp. †	886	833,956
Hermes International (France)	1,368	3,491,901
PRADA SpA (Italy)	170,000	1,346,638
Shenzhou International Group Holdings, Ltd. (China)	148,300	1,404,008
		7,076,503
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The) †	9,115	125,149
		125,149
Toys (0.2%)
JAKKS Pacific, Inc. †	3,249	80,250
JUMBO SA (Greece)	13,189	379,913
Nintendo Co., Ltd. (Japan)	98,000	5,305,906
		5,766,069
Transportation (1.6%)
ArcBest Corp.	781	111,293
Ardmore Shipping Corp. (Ireland)	6,376	104,694
Arlo Technologies, Inc. †	24,323	307,686
Canadian National Railway Co. (Canada)	25,530	3,361,844
Canadian Pacific Kansas City, Ltd. (Canada)	44,464	3,920,391
Copa Holdings SA Class A (Panama)	8,330	867,653
CSX Corp.	20,777	770,203
Daseke, Inc. †	12,308	102,156
Deutsche Lufthansa AG (Germany) †	68,918	541,358
Deutsche Post AG (Germany)	36,841	1,586,458
Expeditors International of Washington, Inc.	6,533	794,217
FedEx Corp.	24,006	6,955,499
Hub Group, Inc. Class A	8,526	368,494
International Container Terminal Services, Inc. (Philippines)	244,900	1,385,363
International Seaways, Inc.	2,004	106,613
Kuehne + Nagel International AG (Switzerland)	1,437	399,941
Matson, Inc.	5,878	660,687
Norfolk Southern Corp.	2,912	742,181
Qantas Airways, Ltd. (voting rights) (Australia) †	467,064	1,658,774
Ryanair Holdings PLC ADR (Ireland)	15,186	2,210,930
Scorpio Tankers, Inc.	9,907	708,846
SG Holdings Co., Ltd. (Japan)	23,900	300,447
SITC International Holdings Co., Ltd. (Hong Kong)	55,000	100,487
SkyWest, Inc. †	9,642	666,069

Dynamic Asset Allocation Growth Fund 27

COMMON STOCKS (79.1%)* cont.	Shares	Value
Transportation cont.
Southwest Airlines Co.	100,570	$2,935,638
Teekay Corp. (Bermuda) †	28,387	206,657
Teekay Tankers, Ltd. Class A (Canada)	10,784	629,893
Union Pacific Corp.	26,385	6,488,863
Westinghouse Air Brake Technologies Corp.	5,639	821,490
		39,814,825
Utilities and power (2.0%)
ALLETE, Inc.	9,980	595,207
Ameren Corp.	40,655	3,006,844
American States Water Co.	786	56,781
Black Hills Corp.	1,941	105,979
Centrica PLC (United Kingdom)	902,104	1,453,411
Chesapeake Utilities Corp.	1,062	113,953
China Resources Gas Group, Ltd. (China)	462,700	1,474,960
Constellation Energy Corp.	30,621	5,660,291
Dominion Energy, Inc.	16,078	790,877
DTE Energy Co.	6,974	782,064
Duke Energy Corp.	8,266	799,405
E.ON SE (Germany)	168,453	2,341,662
Edison International	11,336	801,795
Enel SpA (Italy)	300,157	1,981,481
Eni SpA (Italy)	33,070	522,605
Entergy Corp.	7,660	809,509
Eversource Energy	13,007	777,428
Exelon Corp.	88,444	3,322,842
National Fuel Gas co.	15,838	850,817
New Jersey Resources Corp.	3,638	156,107
NextEra Energy, Inc.	14,178	906,116
Northwest Natural Holding Co.	3,586	133,471
NRG Energy, Inc.	90,697	6,139,280
NTPC, Ltd. (India)	288,905	1,163,206
Otter Tail Corp.	1,177	101,693
PG&E Corp.	48,929	820,050
PNM Resources, Inc.	11,347	427,101
Portland General Electric Co.	4,308	180,936
Public Service Enterprise Group, Inc.	12,056	805,100
RWE AG (Germany)	29,277	993,679
SJW Group	2,793	158,056
Southern Co. (The)	10,351	742,581
Tokyo Gas Co., Ltd. (Japan)	85,600	1,985,345
Unitil Corp.	2,054	107,527
Vistra Corp.	125,850	8,765,453
Xcel Energy, Inc.	15,634	840,328
		50,673,940
Total common stocks (cost $1,237,879,604)		$2,005,311,277

28 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)*		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$504,736
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		265,000	273,910
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	79,985
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		355,000	349,550
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		240,000	246,074
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	393,741
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	235,823
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	264,479
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	292,236
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	126,848
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	130,046
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		150,000	150,619
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	148,350
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		155,000	160,727
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		804,000	818,882
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	154,982
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	216,250
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	728,381
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	273,051
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	85,598
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	105,885
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		250,000	248,248
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	99,708
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$150,000	140,776
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		200,000	194,250
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	167,179
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	247,182
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		170,000	170,454
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29		10,000	10,020
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	203,004
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	278,438

Dynamic Asset Allocation Growth Fund 29

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Basic materials cont.
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	$179,671
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	133,400
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	134,898
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	266,177
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	296,552
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	108,215
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	273,098
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	175,744
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		285,000	266,475
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd., Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		245,000	232,361
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	242,898
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	31,326
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	68,952
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	94,569
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	213,605
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		335,000	301,647
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	228,168
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		320,000	326,000
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	167,005
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		115,000	125,639
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	357,725
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		175,000	175,438
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	171,801
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	161,459
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	63,176
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	299,675
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	124,551
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	125,686
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	229,022
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	237,977

30 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Basic materials cont.
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		$170,000	$158,588
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		85,000	88,172
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	484,391
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	351,825
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	193,250
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	243,754
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	292,875
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		390,000	355,969
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	300,474
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		185,000	186,869
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	272,431
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	260,966
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	139,865
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	613,133
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	348,317
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	121,016
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		30,000	34,082
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		290,000	292,900
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	277,416
			18,328,615
Capital goods (0.5%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	172,955
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	161,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	217,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	166,950
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	408,975
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		24,000	23,520
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	163,404
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	420,654
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	218,302
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	734,916
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	94,411
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	71,377
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		5,000	5,004
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	46,338
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		260,000	263,742
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		40,000	40,050
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	250,927

Dynamic Asset Allocation Growth Fund 31

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Capital goods cont.
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		$325,000	$337,495
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		125,000	136,122
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,128
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	202,726
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	198,062
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	151,102
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	173,104
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		430,000	428,388
ESAB Corp. 144A company guaranty sr. unsec. notes 6.25%, 4/15/29		35,000	35,131
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	216,301
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	92,233
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		590,000	524,918
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	125,469
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		396,000	357,598
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	222,391
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	196,992
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		145,000	134,110
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	402,547
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	143,206
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	127,500
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		350,000	356,476
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,045
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	96,663
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	198,075
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		135,000	123,609
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	60,675
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	60,114
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	430,441
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	182,617
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	254,371
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		340,000	380,312
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		95,000	103,625
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		180,000	169,936

32 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Capital goods cont.
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	162,000	$169,134
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$230,000	225,113
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	223,251
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		55,000	56,681
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		225,000	229,364
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		310,000	313,875
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		235,000	237,418
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		115,000	113,891
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	49,368
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	249,207
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		403,000	406,770
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		70,000	71,133
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		70,000	70,720
			12,672,273
Communication services (0.8%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	186,652
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	142,049
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	135,207
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		397,000	336,083
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		154,000	135,403
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		520,000	486,952
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R		476,000	452,485
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		147,000	135,499
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	711,812
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		210,000	203,594
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	381,264
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	489,865
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		130,000	127,631
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		110,000	100,699
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,545,000	1,326,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	146,997
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		425,000	346,852
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	433,873
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		380,000	352,193

Dynamic Asset Allocation Growth Fund 33

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	$220,000	$162,847
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	180,000	177,809
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	205,000	126,782
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	107,000	65,713
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	224,000	163,805
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	130,000	105,251
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	157,000	146,860
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	275,000	269,576
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	290,000	275,538
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	250,000	236,679
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	319,000	302,391
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	228,000	207,245
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	112,000	108,162
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	450,000	450,702
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	340,000	179,987
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	230,512
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	310,000	293,271
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	15,000	14,372
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	210,000	87,589
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	90,552
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	550,000	298,937
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	142,000	127,123
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	820,000	769,203
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	370,000	358,211
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	200,000	204,645
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	208,000	212,680
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	545,000	256,150
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	195,370
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	415,000	412,118
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	271,000	288,787

34 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	$600,000	$492,677
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	108,000	101,172
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	862,000	830,198
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	30,000	31,066
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	125,000	123,666
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	160,000	138,952
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,026
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	365,000	363,666
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	235,000	217,335
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	220,471
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	520,000	457,236
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	487,000	356,085
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	315,798
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,264,000	1,235,869
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	216,000	194,457
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	225,000	163,125
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	172,470
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	580,000	498,075
		19,368,921
Consumer cyclicals (1.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	390,000	357,307
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	229,200
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	133,264
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	285,000	288,647
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	390,000	335,565
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	710,000	676,693
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	53,000	44,946
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	320,000	299,595
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	265,000	238,212
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	163,200	145,318
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	420,000	433,184

Dynamic Asset Allocation Growth Fund 35

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		$120,000	$121,201
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	259,091
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		385,000	393,277
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		170,000	168,298
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	578,779
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		321,000	293,223
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	276,543
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		275,000	287,874
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	441,095
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		50,000	50,440
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		405,000	415,726
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		500,000	455,935
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		340,000	349,266
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		80,000	83,439
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		160,000	175,002
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	499,816
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		190,000	207,263
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		215,000	190,640
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		275,000	265,375
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		27,000	27,068
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		225,000	212,997
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		335,000	333,325
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		375,000	328,425
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		195,000	178,273
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	536,650
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	712,209
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		370,000	373,700
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	113,290
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$180,000	185,398
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		250,000	247,674
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		340,000	339,150
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		450,000	430,038
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		75,000	76,594
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		90,000	86,237

36 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		$55,000	$49,227
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	281,969
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	38,757
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		560,000	511,440
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		305,000	199,994
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	158,380
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		225,000	230,625
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		285,000	273,258
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	186,863
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	333,206
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		29,000	30,467
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		74,000	74,294
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		149,000	149,517
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		193,499	108,094
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany) ‡‡	EUR	335,000	391,058
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$698,000	685,659
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		32,000	26,808
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	260,638
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		285,000	267,207
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	374,205
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	495,672
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	385,124
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	57,195
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	426,025
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	281,875
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,311
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	90,121
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		340,000	300,805

Dynamic Asset Allocation Growth Fund 37

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		$140,000	$133,893
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		330,000	310,846
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	394,766
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		120,000	90,028
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		245,000	225,474
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	423,568
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	126,600
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	175,950
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		405,000	382,957
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		235,000	222,334
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	567,414
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	161,127
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	147,740
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		427,000	435,748
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		76,000	71,371
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	233,185
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		185,000	168,565
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	378,793
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		220,000	230,433
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	173,243
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	103,270
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	58,539
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		410,000	395,650
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)		160,000	201,962
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		225,000	220,405
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	80,041
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		11,000	7,790
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		170,000	176,627
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		360,000	386,123
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		60,000	60,478
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	183,338
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	62,728
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,706
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	112,313
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	70,283

38 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		$285,000	$275,522
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	193,370
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	266,820
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	205,846
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		260,000	263,408
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		375,000	367,517
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	201,827
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	75,462
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	116,403
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,088
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	341,447
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		70,000	70,712
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		245,000	220,205
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	310,872
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	180,668
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	182,081
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		300,000	299,237
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		120,000	127,970
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	109,873
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	200,544
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	134,055
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		190,000	193,565
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		80,000	79,107
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		395,000	322,913
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		305,000	333,551
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		120,000	120,519
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	252,257
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	71,658
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,192,000	1,064,741
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	429,447
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		510,000	500,233
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		115,000	114,888

Dynamic Asset Allocation Growth Fund 39

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		$30,000	$29,383
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		415,000	429,525
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		310,000	293,679
			35,254,717
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		300,000	267,301
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	271,157
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		425,000	411,313
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	208,614
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	331,054
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	162,402
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	532,398
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		145,000	155,093
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	350,000	376,163
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$85,000	85,407
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	267,096
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		290,000	293,988
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	260,235
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	172,633
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	123,950
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	216,671
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	230,205
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	182,959
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	122,901
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		355,000	318,759
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	275,013
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26		120,000	108,905
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,003
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		128,000	113,338

40 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Consumer staples cont.
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	$355,000	$319,263
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	263,000	262,778
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	785,000	793,435
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	47,000	46,025
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	126,000	120,007
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	135,000	129,219
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	290,000	264,423
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	113,000	108,300
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	240,000	203,941
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	315,000	280,269
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	461,000	435,052
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	350,000	384,180
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	290,000	152,311
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	305,000	304,162
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	70,000	72,851
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	175,000	166,120
		9,649,894
Energy (0.5%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	150,000	153,137
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	109,000	111,949
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	265,000	276,909
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	490,000	518,175
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	25,000	27,391
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	440,000	440,165
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,010,000	961,265
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	250,000	251,043
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	40,000	42,951

Dynamic Asset Allocation Growth Fund 41

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Energy cont.
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	$155,000	$163,170
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	305,000	326,368
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	150,000	153,374
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	265,000	239,986
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	135,000	128,742
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	197,304
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	137,637
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	170,000	162,967
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	435,000	439,728
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	640,000	645,188
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	220,000	228,150
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	145,000	140,497
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	210,000	203,210
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	120,000	110,269
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	295,000	292,642
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	260,000	253,175
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	305,000	298,328
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	190,000	190,230
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	225,000	224,586
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	800,000	820,898
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	138,000	149,787
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	261,583
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	715,000	726,822
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	205,000	224,620
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	70,000	73,074
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	335,000	331,146
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	159,000	161,578
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	80,000	79,672
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	190,000	152,381

42 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	$116,000	$96,471
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	350,000	330,125
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	219,000	219,226
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	180,000	179,666
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	395,000	369,649
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	280,000	293,773
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	300,000	310,290
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	90,000	89,920
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	165,000	165,165
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	275,000	276,178
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	76,997
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	655,000	636,158
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	181,881
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	205,000	194,238
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	155,000	148,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	240,000	229,749
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	75,000	76,980
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	175,500	175,701
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	160,000	166,514
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	103,500	107,917
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	270,000	281,399
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	115,274
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	110,000	111,513
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	240,000	216,035
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	260,000	280,213
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	280,000	301,802
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	355,000	366,101
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	135,000	137,725
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	185,000	192,322
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	68,515

Dynamic Asset Allocation Growth Fund 43

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Energy cont.
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	$130,000	$132,438
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	70,000	70,438
		16,899,270
Financials (2.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	196,909
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	600,000	514,594
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	600,000	567,434
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	210,000	205,639
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	195,000	170,657
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	434,000	422,257
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	140,000	142,160
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	519,000	469,378
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	275,000	280,516
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	475,000	470,802
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	440,000	444,408
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	562,000	626,007
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	250,000	242,858
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	200,000	171,440
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	265,000	264,591
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	189,848
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	470,000	394,840
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	255,000	234,248
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	240,000	220,999
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	265,000	272,616
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	217,000	209,890
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	215,000	234,839
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	285,000	271,301
Athene Global Funding 144A notes 1.985%, 8/19/28	440,000	379,951
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	201,023
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	200,000	182,421
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	193,572
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	800,000	664,653
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	800,000	791,017
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	297,000	297,821
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,055,000	972,657
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	163,674

44 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	$1,350,000	$1,193,491
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,093,957
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	270,000	262,083
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	300,000	301,527
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	253,069
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	82,225
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	93,695
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	163,932
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	194,604
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	535,000	536,380
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	327,000	322,176
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	199,884
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	926,000	713,569
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	278,000	262,369
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,351,591
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	15,000	15,024
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	311,459
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	213,124
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	430,000	418,302
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	340,000	338,676
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	204,584
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	250,000	210,871
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	547,021
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	170,400
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	230,000	215,045
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	340,000	365,698
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	393,302
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)	175,000	179,850
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	835,000	781,708
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	109,444
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	305,000	311,481
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	468,000	462,063
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	649,000	666,579
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	200,000	189,784
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	75,000	82,219
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	265,000	288,188
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	240,000	232,867

Dynamic Asset Allocation Growth Fund 45

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	$623,000	$604,062
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	55,000	54,272
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	100,000	104,793
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	191,000	161,777
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	137,000	127,490
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	105,000	108,415
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	175,000	147,320
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	96,000	95,164
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	66,000	60,282
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,531,000	1,473,638
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	575,000	590,926
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	170,000	171,145
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	361,000	274,985
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	115,000	98,048
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	240,000	242,964
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	280,000	201,434
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	140,000	109,168
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	104,000	100,764
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	280,000	280,296
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	445,000	455,518
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	44,000	44,018
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	563,000	553,493
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	116,000	103,238
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	44,000	41,788
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	570,000	581,586
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,285,478
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	743,000	757,831
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	700,000	611,910
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	78,000	76,054
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	147,731
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	205,000	186,351
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	63,844
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	415,000	388,267
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	210,751

46 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	$239,000	$250,307
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	50,000	50,892
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	35,000	35,554
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	162,912
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	208,509
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	249,010
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	475,000	473,842
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,365,000	1,299,309
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	470,000	453,786
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	122,000	117,047
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	45,000	47,421
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	155,000	157,000
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	40,000	40,675
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	290,000	288,014
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	455,000	419,670
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	265,000	265,531
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	125,162
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	110,000	111,996
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	120,385
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	325,000	305,569
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	245,000	251,749
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	195,000	192,723
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	260,000	251,763
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	725,000	676,106
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	113,000	97,940
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	47,000	43,279
Protective Life Global Funding 144A 5.467%, 12/8/28	305,000	310,466
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	80,000	82,385
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	155,000	155,000
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	475,000	479,730
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	285,000	281,684

Dynamic Asset Allocation Growth Fund 47

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	$435,000	$416,042
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	250,000	240,363
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	235,000	234,726
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	310,000	304,959
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	385,000	385,571
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	285,000	269,505
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	585,000	560,863
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	308,000	284,323
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	206,000	203,683
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	630,000	495,655
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	160,000	160,200
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	411,000	400,806
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	154,000	145,954
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	1,935,000	1,678,859
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	235,000	237,785
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	219,000	216,203
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	94,000	90,215
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	170,000	119,981
		49,763,171
Health care (0.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	25,000	24,500
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	355,000	355,521
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	270,000	266,137
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	230,000	203,712
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	135,000	137,693
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	51,000	51,591
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	105,000	106,444
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	495,000	497,312
athenahealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	405,000	370,421
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	180,000	186,239
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	210,000	130,849
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	420,000	229,196
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	96,000	92,231
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	500,000	441,197
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	395,000	396,663
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	501,000	496,801
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	220,000	188,627
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	275,000	261,079
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	115,000	102,350

48 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Health care cont.
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	$105,000	$95,550
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	125,000	128,753
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	57,000	56,885
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	21,840
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	82,836
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	165,000	115,703
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	530,000	432,168
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	736,000	679,680
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	4,983	4,998
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	115,825	105,928
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	155,000	115,786
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	255,000	258,567
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	145,000	141,596
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	110,000	112,011
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	76,000	74,515
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	118,000	111,750
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	410,000	362,947
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	45,000	43,798
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	250,000	255,442
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	390,000	363,300
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	495,000	450,552
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	180,000	170,130
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	395,000	322,355
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	122,000	119,468
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	650,000	561,857
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28	305,000	284,227
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	345,000	342,417
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	105,000	104,395
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	148,000	145,718
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	622,000	613,150
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	550,000	474,134
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	311,372
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	142,000	137,236

Dynamic Asset Allocation Growth Fund 49

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Health care cont.
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		$150,000	$129,907
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		335,000	296,795
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	537,970
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	199,847
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	344,209
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	512,707
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	246,656
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	214,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	533,345
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	208,546
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	716,912
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	264,237
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	329,490
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	205,600
			16,880,598
Technology (0.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	158,375
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	287,066
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	153,523
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27		655,000	622,287
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	274,120
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		917,000	846,525
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	272,269
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		125,000	110,011
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		130,000	108,898
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	478,898
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,086,037
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	63,668
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		190,000	193,953
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		405,000	386,775
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		885,000	839,831
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		105,000	96,075
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		119,000	103,494
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		295,000	261,626
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		140,000	143,841
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		145,000	146,813

50 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Technology cont.
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	$550,000	$515,708
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	164,000	173,338
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	265,000	268,231
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	221,000	196,435
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	599,000	576,320
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	930,000	882,650
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	70,000	67,850
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	135,000	134,733
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	152,000	134,912
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	41,906
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	305,000	239,485
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	295,000	262,505
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	870,000	679,180
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	300,000	311,250
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	610,000	519,263
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	320,000	208,709
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	320,000	215,854
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	65,000	74,054
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	110,000	92,553
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	315,000	254,863
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	430,000	388,613
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	440,000	384,116
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	355,000	319,295
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	355,000	361,648
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	585,000	526,602
		14,464,158
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	235,000	230,995
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	176,250	175,050
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	645,000	592,438
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	204,522
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	113,000	107,497
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	145,000	141,144
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	83,700
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	87,006
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	580,000	573,279
		2,195,631

Dynamic Asset Allocation Growth Fund 51

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	$145,000	$144,718
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	188,000	174,097
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	188,176
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	180,000	179,015
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	493,183
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	95,000	78,647
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	47,503
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	195,000	178,873
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	110,578
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	235,000	239,376
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	45,000	44,752
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	279,054
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	418,777
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	87,461
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	191,000	181,416
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	220,500
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	305,605
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	205,758
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	576,065
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	84,000	84,520
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	79,000	76,676
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,275,000	1,190,725
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	151,000	135,342
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	755,000	646,108
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	110,000	111,262
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	330,000	329,892
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	50,000	50,617
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	260,000	260,312
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	140,000	130,258
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	70,000	69,977
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	305,000	346,132
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	175,000	174,280
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	115,000	105,489
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	290,000	291,103
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	99,000	98,475

52 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Utilities and power cont.
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	$220,000	$235,996
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	44,884
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	322,671
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	105,018
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	50,000	45,018
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	570,000	587,371
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	435,000	438,799
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	380,000	361,089
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	76,308
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	140,000	139,102
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	295,000	300,607
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	135,000	138,047
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	140,000	138,620
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	212,000	198,825
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	204,000	202,537
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	145,249
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	155,000	165,441
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	330,000	345,602
		12,245,906
Total corporate bonds and notes (cost $218,308,182)		$207,723,154

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,631,962	$1,670,534
5.50%, with due dates from 3/20/53 to 7/20/53	3,806,726	3,844,181
4.50%, TBA, 4/1/54	7,000,000	6,725,661
4.50%, 5/20/49	48,051	46,756
4.00%, TBA, 4/1/54	2,000,000	1,871,725
4.00%, 2/20/48	2,870,560	2,715,314
3.00%, TBA, 4/1/54	12,000,000	10,584,222
3.00%, with due dates from 8/20/49 to 4/20/51	10,950,303	9,727,004
		37,185,397
U.S. Government Agency Mortgage Obligations (3.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	297,298	305,371
6.00%, 5/1/53	1,667,236	1,694,877
5.50%, with due dates from 5/1/53 to 9/1/53	1,950,908	1,954,691
4.00%, 9/1/45	127,056	120,946
3.00%, with due dates from 2/1/47 to 1/1/48	4,169,951	3,663,246
2.50%, with due dates from 8/1/50 to 8/1/51	1,841,940	1,542,344
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,732,142	1,779,089

Dynamic Asset Allocation Growth Fund 53

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.0%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 5/1/53 to 6/1/53	$2,095,306	$2,129,403
4.50%, with due dates from 2/1/39 to 4/1/39	13,671	13,387
4.00%, 1/1/57	426,830	392,832
3.50%, 6/1/56	1,214,525	1,083,706
3.50%, with due dates from 11/1/51 to 5/1/52	2,687,954	2,422,654
3.00%, with due dates from 4/1/46 to 11/1/48	5,760,112	5,086,595
2.50%, with due dates from 7/1/50 to 8/1/51	12,349,056	10,310,969
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	5,000,000	5,107,422
5.00%, TBA, 4/1/54	12,000,000	11,712,187
3.50%, TBA, 4/1/54	10,000,000	8,947,266
2.50%, TBA, 4/1/54	25,000,000	20,665,040
2.50%, TBA, 4/1/39	12,000,000	10,904,531
		89,836,556
Total U.S. government and agency mortgage obligations (cost $132,423,534)		$127,021,953

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27 [i]	$91,000	$84,818
Total U.S. treasury obligations (cost $84,818)		$84,818

MORTGAGE-BACKED SECURITIES (1.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$396,807	$399,438
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,909,543	355,324
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,709,180	603,096
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,633,907	890,748
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,486,868	707,590
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,786,733	636,599
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,880,501	595,778
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	16,631	16,888
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,430,909	647,685
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,121,426	360,557
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.617%, 4/15/44	3,123,306	266,645
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,490,547	465,234
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,736,236	813,416
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,510,129	486,643
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,266,851	591,190
FRB Ser. 02-W8, Class 1, IO, 0.293%, 6/25/42 W	168,791	911
REMICs Ser. 01-79, Class BI, IO, 0.237%, 3/25/45 W	60,749	127
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,476	4,668

54 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.469%, 4/20/51 W	$491,010	$498,529
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,286,239	686,313
Ser. 15-H26, Class EI, IO, 1.748%, 10/20/65 W	1,152,994	45,889
FRB Ser. 16-H16, Class LI, IO, 0.758%, 7/20/66 W	6,079,683	241,249
		9,314,517
Commercial mortgage-backed securities (0.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.948%, 5/15/53 W	4,113,921	179,990
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.54%, 5/15/36 (Cayman Islands)	187,150	186,557
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 8/15/34 (Cayman Islands)	243,000	240,574
AREIT Trust 144A
FRB Ser. 21-CRE5, Class A, 6.521%, 11/17/38 (Cayman Islands)	385,324	382,679
FRB Ser. 20-CRE4, Class C, 8.549%, 4/15/37	351,342	340,240
BANK FRB Ser. 19-BN20, Class XA, IO, 0.81%, 9/15/62 W	3,736,044	127,657
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	187,000	155,901
FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	4,599,075	277,811
BDS, Ltd. 144A FRB Ser. 21-FL8, Class A, 6.361%, 1/18/36 (Cayman Islands)	316,247	313,084
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.49%, 5/15/38 (Cayman Islands)	514,161	490,096
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	193,000	171,404
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	85,533	80,426
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	423,000	366,459
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	570,000	531,128
FRB Ser. 14-GC21, Class XA, IO, 1.003%, 5/10/47 W	982,311	89
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46 W	156,421	145,432
FRB Ser. 14-CR18, Class C, 4.758%, 7/15/47 W	354,000	335,730
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47 W	452,000	415,113
FRB Ser. 15-LC21, Class B, 4.323%, 7/10/48 W	370,000	355,873
FRB Ser. 15-LC19, Class C, 4.211%, 2/10/48 W	620,000	574,259
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	227,000	220,534
FRB Ser. 14-UBS6, Class XA, IO, 0.812%, 12/10/47 W	4,687,436	8,536
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46 W	347,000	225,241
FRB Ser. 15-LC23, Class D, 3.545%, 10/10/48 W	336,000	295,681
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	1,071,126	47
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	323,000	302,662
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	321,000	305,613

Dynamic Asset Allocation Growth Fund 55

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust
Ser. 19-C17, Class AS, 3.278%, 9/15/52	$428,000	$371,580
FRB Ser. 20-C19, Class XA, IO, 1.096%, 3/15/53 W	6,322,396	306,591
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44 W	586,659	550,815
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.691%, 11/16/36 (Cayman Islands)	208,949	207,972
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 0.889%, 6/10/47 W	4,546,183	3,110
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.657%, 4/15/47 W	168,000	164,554
FRB Ser. 14-C23, Class C, 4.48%, 9/15/47 W	476,000	442,981
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	344,583
FRB Ser. 13-LC11, Class XA, IO, 0.90%, 4/15/46 W	514,852	45
FRB Ser. 06-CB17, Class X, IO, 0.716%, 12/12/43 W	141,521	1,450
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	205,000	185,295
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	1,115,254	4,556
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.541%, 7/16/36 (Cayman Islands)	853,609	848,401
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.407%, 8/15/47 W	708,000	682,697
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48 W	225,000	214,119
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	242,017
FRB Ser. 14-C17, Class XA, IO, 0.87%, 8/15/47 W	1,908,223	1,271
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	200,000	182,119
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.689%, 8/9/37 (Cayman Islands)	326,000	316,921
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.987%, 12/15/50 W	3,326,012	98,719
FRB Ser. 18-C8, Class XA, IO, 0.809%, 2/15/51 W	3,663,438	98,007
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.541%, 6/16/36	42,952	42,776
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.299%, 11/15/48 W	19,519	66
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	139,000	121,166
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	242,189
FRB Ser. 19-C52, Class XA, IO, 1.592%, 8/15/52 W	3,410,374	199,311
FRB Ser. 14-LC16, Class XA, IO, 0.968%, 8/15/50 W	3,243,033	289
FRB Ser. 16-LC25, Class XA, IO, 0.82%, 12/15/59 W	4,413,640	76,941
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46 W	518,000	134,324
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.004%, 3/15/45 W	849,000	748,780
FRB Ser. 14-C24, Class XA, IO, 0.832%, 11/15/47 W	8,179,202	10,901
FRB Ser. 14-C22, Class XA, IO, 0.758%, 9/15/57 W	16,649,907	20,429

56 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default) † W	$206,195	$61,277
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46 W	309,000	122,425
		14,077,493
Residential mortgage-backed securities (non-agency) (0.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	270,527	275,374
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	337,729	192,746
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	45,945	43,542
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	59,221	54,742
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	298,449	300,501
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.32%, 8/25/69	234,516	232,249
Ser. 21-C, Class A1, 1.62%, 3/1/61	263,382	251,531
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	285,000	261,705
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,129,000	1,054,221
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.985%, 5/25/35 W	96,128	92,959
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, (9.17%, 8/25/25), 9/25/62††	132,597	135,010
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.103%, 11/20/35	261,774	235,526
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	378,118	316,876
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	633,625	544,262
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.623%, 2/20/47	216,098	164,446
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	468,741	300,604
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	155,358	148,675
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	160,688	154,881
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	196,684	208,948
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.135%, 4/25/28	221,139	230,789
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 8/25/29	118,093	123,481
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	286,000	322,644
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.27%, 6/25/42	480,490	494,375

Dynamic Asset Allocation Growth Fund 57

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.97%, 7/25/42	$583,108	$598,596
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/33	389,629	397,332
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/42	179,534	183,262
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.52%, 5/25/42	239,186	243,334
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.47%, 9/25/42	60,693	61,419
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 6/25/43	83,315	83,914
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 4/25/42	80,969	82,016
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.17%, 11/25/43	66,766	67,539
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.17%, 1/25/42	168,000	168,764
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.12%, 11/25/41	87,000	87,441
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.12%, 1/25/51	8,877	8,946
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 1/25/34	40,292	40,695
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.62%, 2/25/42	177,124	177,567
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.32%, 1/25/42	181,095	181,066
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 9/25/41	101,448	100,968
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	183,141	180,068
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.385%, 8/25/28	194,494	205,902
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.185%, 8/25/28	270,045	286,947
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.435%, 9/25/28	172,063	179,839
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.335%, 10/25/28	41,746	44,474
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.135%, 4/25/28	438,817	463,501
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.885%, 1/25/29	384,072	402,714
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.785%, 5/25/29	318,925	337,023
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 4/25/29	231,569	242,765

58 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 1/25/29	$464,481	$485,428
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.085%, 9/25/29	47,000	49,165
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 7/25/29	313,350	325,232
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.335%, 7/25/24	29,906	30,084
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.235%, 2/25/30	83,000	86,326
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.085%, 2/25/30	30,015	30,357
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.785%, 1/25/31	142,306	145,686
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.635%, 8/25/30	10,702	10,970
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 4/25/42	581,000	598,759
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.271%, 6/25/42	235,590	242,306
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.07%, 5/25/42	114,316	117,253
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.87%, 7/25/42	102,706	105,418
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.821%, 9/25/42	128,201	130,352
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.585%, 11/25/39	46,156	46,507
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.485%, 1/25/40	212,480	215,631
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.42%, 3/25/42	337,465	342,316
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.32%, 3/25/42	231,245	233,955
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.271%, 9/25/43	30,516	30,802
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.22%, 4/25/42	60,514	60,816
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.22%, 12/25/41	103,000	103,773
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.02%, 7/25/43	11,809	11,912
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 12/25/41	39,000	39,024
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.52%, 1/25/42	236,367	237,845
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.32%, 12/25/41	103,303	103,336

Dynamic Asset Allocation Growth Fund 59

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.22%, 11/25/41	$28,256	$28,239
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 12/25/41	4,426	4,421
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	235,072	231,430
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	241,321	218,849
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.019%, 3/25/54	180,292	181,813
Legacy Mortgage Asset Trust 144A FRB Ser. 20-GS1, Class A1, 6.882%, 10/25/59	217,277	217,330
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.244%, 2/25/34	291,764	286,760
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	207,928	208,842
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	468,949	476,488
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.269%, 8/25/34	74,412	69,245
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.991%, 8/26/47 W	78,870	75,486
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.569%, 10/25/33	93,239	89,658
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.494%, 10/25/34	169,571	165,557
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	189,000	179,679
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	302,668
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	407,000	343,752
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.294%, 5/25/47	517,404	407,801
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	68,125	67,469
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	177,000	161,556
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.404%, 7/25/45	96,820	93,836
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.244%, 8/25/45	137,957	132,478
FRB Ser. 07-HY2, Class 1A1, 3.992%, 12/25/36 W	207,961	189,007
		18,881,796
Total mortgage-backed securities (cost $42,182,721)		$42,273,806

60 Dynamic Asset Allocation Growth Fund

COLLATERALIZED LOAN OBLIGATIONS (0.6%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.647%, 4/23/34 (Cayman Islands)	$250,000	$250,017
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	283,000	283,070
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	250,000	250,110
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.318%, 4/20/36 (Cayman Islands)	250,000	251,956
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	315,000	315,176
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.838%, 7/20/35 (Jersey)	250,000	250,120
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.736%, 10/25/32 (Cayman Islands)	300,000	297,937
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	250,000	250,111
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	249,903
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.42%), 6.739%, 10/21/34	250,000	250,049
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.119%, 7/24/36 (Jersey)	308,000	310,166
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	250,000	248,663
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.068%, 4/20/36 (Cayman Islands)	296,000	297,548
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.414%, 4/15/34 (Cayman Islands)	250,000	250,071
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	325,000	325,109
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.759%, 7/20/34 (Cayman Islands)	250,000	249,986
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	246,000	246,006
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.629%, 4/20/34 (Cayman Islands)	250,000	250,000
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	400,000	400,058
CIFC Funding, Ltd. 144A FRB Ser. 21-5A, Class A1R1, (CME Term SOFR 3 Month + 1.40%), 6.716%, 1/15/35 (Cayman Islands)	250,000	250,266
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	250,000	250,021
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	332,000	332,186
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	250,000	249,754
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.579%, 7/20/30	250,000	248,227
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.017%, 10/17/36 (Cayman Islands)	250,000	252,231
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.114%, 4/16/36 (Cayman Islands)	500,000	503,204

Dynamic Asset Allocation Growth Fund 61

COLLATERALIZED LOAN OBLIGATIONS (0.6%)* cont.	Principal amount	Value
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.829%, 4/18/37 ##	$300,000	$300,054
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.799%, 4/20/34 (Cayman Islands)	500,000	500,297
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	400,000	399,879
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	200,000	200,085
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.848%, 4/17/34 (Cayman Islands)	250,000	250,011
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	500,000	500,039
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	250,000	249,997
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.826%, 7/25/34 (Cayman Islands)	250,000	250,049
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	286,000	286,285
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.564%, 7/16/36 (Cayman Islands)	250,000	250,638
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	500,000	503,414
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	250,000	248,666
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	250,000	249,007
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.226%, 1/15/35 (Cayman Islands)	300,000	300,214
Palmer Square CLO, Ltd. 144A FRB Ser. 22-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.638%, 4/20/35 (Cayman Islands)	250,000	250,191
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	628,000	627,988
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.969%, 1/20/34 (Cayman Islands)	500,000	500,387
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	300,000	300,056
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.896%, 4/15/34 (Cayman Islands)	250,000	250,088
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.776%, 7/15/34 (Cayman Islands)	250,000	250,079
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.379%, 7/20/34 (Cayman Islands)	250,000	250,113
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	322,000	321,997
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/25/34 (Cayman Islands)	200,000	200,098
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	200,000	199,995
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	200,000	200,011

62 Dynamic Asset Allocation Growth Fund

COLLATERALIZED LOAN OBLIGATIONS (0.6%)* cont.	Principal amount	Value
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.836%, 1/15/32 (Cayman Islands)	$250,000	$250,109
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 1/20/29 (Cayman Islands)	250,000	248,677
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.97%, 4/20/37 (Jersey) ##	250,000	250,045
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.999%, 10/20/34	250,000	250,016
Total collateralized loan obligations (cost $16,044,502)		$16,150,430

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$262,167
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	320,000
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	385,368
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		680,000	673,523
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	377,919
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	295,231
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		225,000	202,500
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		350,000	346,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	610,299
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	269,632
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	243,800
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		560,000	550,239
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	677,962
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		300,000	336,300
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	513,491
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		540,000	558,900
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	224,250
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	175,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	601,962
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	341,100

Dynamic Asset Allocation Growth Fund 63

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)* cont.	Principal amount	Value
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	$820,000	$682,008
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	560,000	467,158
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	90,000	108,580
Total foreign government and agency bonds and notes (cost $9,471,072)		$9,223,889

SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.813%, 12/20/29	$34,216	$34,237
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.18%, 11/23/27	260,626	257,159
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	120,000	112,691
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	185,393	173,805
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.677%, 10/15/28	54,588	54,615
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	114,138	114,423
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	314,011	314,482
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.573%, 4/21/29	120,000	118,673
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	59,847	59,847
		1,239,932
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	88,603	88,419
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	331,776	332,745
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.937%, 3/2/27	384,947	385,509
		806,673
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.825%, 9/13/29 (Luxembourg)	170,000	167,068
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	194,096	193,787
		360,855
Consumer cyclicals (0.1%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	183,873	184,351
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 8/21/28	89,412	89,285
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.077%, 1/27/29	169,567	169,886

64 Dynamic Asset Allocation Growth Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer cyclicals cont.
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.695%, 5/1/26	$147,114	$127,621
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.177%, 12/17/27	130,000	129,692
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	217,111	217,274
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	158,133	141,529
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	303,688	279,599
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	286,454	285,440
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	125,000	2,500
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	139,646	139,534
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	115,000	114,778
		1,881,489
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.18%, 11/18/29	160,000	157,150
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 6/30/28	135,000	131,018
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	191,989	191,947
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	346,208	262,557
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.077%, 3/27/28	232,193	232,947
		975,619
Energy (—%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	252,029	252,749
		252,749
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.574%, 6/20/30	34,652	34,658
		34,658
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	169,569	167,364
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	161,771	162,118
		329,482
Technology (—%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.58%, 12/8/28	44,888	45,140
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	69,299	68,932

Dynamic Asset Allocation Growth Fund 65

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Technology cont.
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.405%, 12/1/27	$179,450	$179,866
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	101,552	102,271
		396,209
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	362,667	376,216
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	235,000	234,962
		611,178
Total senior loans (cost $7,071,698)		$6,888,844

INVESTMENT COMPANIES (0.1%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	57,713	$2,977,991
Total investment companies (cost $2,776,727)		$2,977,991

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$79,508,824	$15,132	$930,574
S&P 500 Index (Put)	Jun-24/4500.00	79,508,824	15,132	167,417
Total purchased options outstanding (cost $6,160,237)				$1,097,991

ASSET-BACKED SECURITIES (—%)*	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.194%, 5/7/24	$506,133	$506,232
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	585,000	584,870
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.044%, 1/25/46	7,881	7,877
Total asset-backed securities (cost $1,096,881)		$1,098,979

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$130,000	$97,825
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	230,000	182,275
Total convertible bonds and notes (cost $315,145)		$280,100

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,561	$228,224
Total convertible preferred stocks (cost $178,050)		$228,224

66 Dynamic Asset Allocation Growth Fund

SHORT-TERM INVESTMENTS (7.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	147,749,397	$147,749,397
Interest in $445,062,000 joint tri-party repurchase agreement dated 3/28/2024 with Citigroup Global Markets, Inc. due 4/1/2024 — maturity value of $16,704,887 for an effective yield of 5.330% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.500% to 7.500% and due dates ranging from 8/15/2028 to 3/20/2053, valued at $453,969,855)		$16,695,000	16,695,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	2,843,000	2,843,000
U.S. Treasury Bills 5.353%, 4/25/24 #		$3,100,000	3,089,136
U.S. Treasury Bills 5.382%, 5/23/24 # ∆ Φ		3,000,000	2,977,254
U.S. Treasury Bills 5.355%, 6/25/24 #		2,800,000	2,765,810
Total short-term investments (cost $176,119,659)			$176,119,597

TOTAL INVESTMENTS
Total investments (cost $1,850,112,830)	$2,596,481,053

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Dynamic Asset Allocation Growth Fund 67

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024. Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,533,756,901.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,819,351 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $372,918 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $121,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
##	Forward commitments, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	79.5%	Ireland	0.7%
Japan	3.1	Australia	0.7
United Kingdom	2.7	Taiwan	0.6
France	2.1	Italy	0.6
Switzerland	1.1	Cayman Islands	0.6
Germany	1.0	South Korea	0.6
Netherlands	0.8	Spain	0.5
China	0.8	Denmark	0.5
India	0.7	Other	2.7
Canada	0.7	Total	100.0%

68 Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $112,670,607) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/20/24	$7,636,382	$7,678,650	$42,268
	Canadian Dollar	Sell	4/17/24	1,915,844	1,945,223	29,379
	Euro	Buy	6/20/24	148,161	149,275	(1,114)
	Hong Kong Dollar	Buy	5/16/24	159,528	159,639	(111)
	New Taiwan Dollar	Buy	5/16/24	5,006,999	5,131,542	(124,543)
	Singapore Dollar	Buy	5/16/24	559,319	563,571	(4,252)
Barclays Bank PLC
	Polish Zloty	Buy	6/20/24	36,622	37,209	(587)
Citibank, N.A.
	British Pound	Sell	6/20/24	6,078,120	6,112,025	33,905
	Hong Kong Dollar	Buy	5/16/24	283,961	284,598	(637)
Goldman Sachs International
	Chinese Yuan (Offshore)	Buy	5/16/24	7,035,173	7,121,461	(86,288)
	Euro	Sell	6/20/24	156,494	157,545	1,051
	Hong Kong Dollar	Buy	5/16/24	481,436	481,711	(275)
	Polish Zloty	Sell	6/20/24	40,249	40,396	147
HSBC Bank USA, National Association
	Chinese Yuan (Offshore)	Buy	5/16/24	6,012,106	6,086,101	(73,995)
	Hong Kong Dollar	Buy	5/16/24	796,192	796,676	(484)
JPMorgan Chase Bank N.A.
	Norwegian Krone	Sell	6/20/24	530,171	545,810	15,639
	South Korean Won	Buy	5/16/24	5,502,792	5,575,087	(72,295)
	Swedish Krona	Buy	6/20/24	2,912,173	3,017,997	(105,824)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/17/24	6,381,658	6,416,384	(34,726)
	British Pound	Sell	6/20/24	2,537,717	2,551,111	13,394
	Danish Krone	Sell	6/20/24	535,468	540,446	4,978
	Euro	Sell	6/20/24	3,152,070	3,192,600	40,530
	Israeli Shekel	Buy	4/17/24	89,528	89,722	(194)
	Japanese Yen	Sell	5/16/24	291,207	289,122	(2,085)

Dynamic Asset Allocation Growth Fund 69

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $112,670,607) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
	Swedish Krona	Buy	6/20/24	$4,074,325	$4,219,841	$(145,516)
	Swiss Franc	Buy	6/20/24	298,181	291,534	6,647
NatWest Markets PLC
	Australian Dollar	Buy	4/17/24	398,381	396,815	1,566
	Canadian Dollar	Sell	4/17/24	6,783,542	6,887,981	104,439
	Euro	Sell	6/20/24	6,680,874	6,726,352	45,478
	New Zealand Dollar	Buy	4/17/24	6,393	6,382	11
	Swedish Krona	Buy	6/20/24	194,161	194,332	(171)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/24	2,492,114	2,571,777	(79,663)
	British Pound	Sell	6/20/24	667,069	680,133	13,064
	Chinese Yuan (Offshore)	Buy	5/16/24	2,490,548	2,520,866	(30,318)
	Danish Krone	Buy	6/20/24	2,297,858	2,323,609	(25,751)
	Euro	Sell	6/20/24	7,998,088	8,056,180	58,092
	Hong Kong Dollar	Buy	5/16/24	259,934	260,066	(132)
	Japanese Yen	Buy	5/16/24	664,077	662,629	1,448
	Polish Zloty	Buy	6/20/24	44,302	44,478	(176)
	Singapore Dollar	Buy	5/16/24	87,568	87,506	62
	Swiss Franc	Buy	6/20/24	5,256,758	5,363,064	(106,306)
UBS AG
	British Pound	Sell	6/20/24	1,307,622	1,315,661	8,039
	Euro	Buy	6/20/24	161,581	163,460	(1,879)
	Hong Kong Dollar	Sell	5/16/24	219,442	219,666	224
	Japanese Yen	Buy	5/16/24	494,417	517,428	(23,011)
	Swiss Franc	Buy	6/20/24	79,075	80,774	(1,699)
WestPac Banking Corp.
	Euro	Sell	6/20/24	8,115,729	8,171,139	55,410
	Japanese Yen	Sell	5/16/24	1,893,424	1,945,033	51,609
Unrealized appreciation						527,380
Unrealized (depreciation)						(922,032)
Total						$(394,652)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	194	$22,764,387	$22,863,870	Jun-24	$235,147
Russell 2000 Index E-Mini (Long)	7	743,591	751,065	Jun-24	318
S&P 500 Index E-Mini (Long)	15	3,940,763	3,981,375	Jun-24	87,754
S&P 500 Index E-Mini (Short)	48	12,610,440	12,740,400	Jun-24	(7,982)
S&P Mid Cap 400 Index E-Mini (Long)	3	913,908	923,220	Jun-24	27,265
U.S. Treasury Bond 30 yr (Long)	144	17,343,000	17,343,001	Jun-24	215,610
U.S. Treasury Bond Ultra 30 yr (Long)	156	20,124,000	20,124,000	Jun-24	238,680

70 Dynamic Asset Allocation Growth Fund

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	6	$774,000	$774,000	Jun-24	$(9,139)
U.S. Treasury Note 2 yr (Long)	209	42,737,235	42,737,235	Jun-24	(39,179)
U.S. Treasury Note 5 yr (Long)	429	45,909,703	45,909,703	Jun-24	134,667
U.S. Treasury Note 5 yr (Short)	26	2,782,406	2,782,406	Jun-24	(7,191)
U.S. Treasury Note 10 yr (Long)	289	32,020,297	32,020,297	Jun-24	132,979
U.S. Treasury Note Ultra 10 yr (Long)	6	687,656	687,656	Jun-24	4,158
Unrealized appreciation					1,076,578
Unrealized (depreciation)					(63,491)
Total					$1,013,087

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $1,108,419) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$79,508,824	$15,132	$287,120
Total				$287,120

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $11,222,031) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	$2,000,000	4/11/24	$1,990,391
Uniform Mortgage-Backed Securities, 5.00%, 4/1/54	1,000,000	4/11/24	976,016
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	4,000,000	4/11/24	3,808,906
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	2,000,000	4/11/24	1,852,031
Uniform Mortgage-Backed Securities, 3.00%, 4/1/54	3,000,000	4/11/24	2,581,641
Total			$11,208,985

WHEN-ISSUED SECURITIES SOLD at 3/31/24 (Unaudited) COMMON STOCKS (—%)*	Shares	Value
Capital goods (—%)
GE Vernova, Inc. ###	1,166	$159,451
		159,451
Health care (—%)
Solventum Corp. ###	7,804	542,768
		542,768
Total when-issued securities sold (proceeds receivable $702,219)		$702,219
### When-issued security (Note 1).

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$24,866,000	$109,410 E	$218,901	6/20/29	4.00% — Annually	US SOFR — Annually	$109,490
73,710,000	217,445 E	(43,720)	6/20/26	4.20% — Annually	US SOFR — Annually	171,876

Dynamic Asset Allocation Growth Fund 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$34,761,000	$102,545 E	$20,492	6/20/26	US SOFR — Annually	4.20% — Annually	$(82,053)
22,254,000	6,676 E	(131,244)	6/20/34	US SOFR — Annually	3.80% — Annually	(124,568)
11,288,000	3,386 E	66,445	6/20/34	3.80% — Annually	US SOFR — Annually	63,059
6,513,000	7,490 E	(65,053)	6/20/54	US SOFR — Annually	3.60% — Annually	(57,563)
1,620,000	1,863 E	16,131	6/20/54	3.60% — Annually	US SOFR — Annually	14,268
Total		$81,952	$94,509
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$81,434,642	$85,202,944	$—	3/9/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$3,575,034
81,427,548	83,925,707	—	3/9/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(2,327,622)
Goldman Sachs International
108,572,434	110,255,508	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,715,051
99,932,983	101,732,733	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,829,634)
Upfront premium received		—		Unrealized appreciation		5,290,085
Upfront premium (paid)		—		Unrealized (depreciation)		(4,157,256)
Total		$—		Total	$1,132,829
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Marathon Oil Corp.	Energy	41,024	$1,162,625	1.36%
Vertiv Holdings Co. Class A	Capital goods	14,152	1,155,768	1.36%
Valero Energy Corp.	Energy	6,756	1,153,249	1.35%
Toll Brothers, Inc.	Consumer cyclicals	8,621	1,115,291	1.31%

72 Dynamic Asset Allocation Growth Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Targa Resources Corp.	Energy	9,769	$1,094,008	1.28%
Allison Transmission Holdings, Inc.	Capital goods	13,365	1,084,675	1.27%
MGIC Investment Corp.	Financials	47,962	1,072,426	1.26%
Constellation Energy Corp.	Utilities and power	5,661	1,046,376	1.23%
Qualcomm, Inc.	Technology	6,068	1,027,286	1.21%
General Motors Co.	Consumer cyclicals	22,470	1,019,002	1.20%
Textron, Inc.	Capital goods	10,566	1,013,574	1.19%
Cadence Design Systems, Inc.	Technology	3,221	1,002,619	1.18%
Procore Technologies, Inc.	Technology	12,196	1,002,154	1.18%
Uber Technologies, Inc.	Consumer staples	12,955	997,405	1.17%
O’Reilly Automotive, Inc.	Consumer cyclicals	879	992,166	1.16%
Applied Materials, Inc.	Technology	4,802	990,243	1.16%
American International Group, Inc.	Financials	12,570	982,610	1.15%
Manhattan Associates, Inc.	Technology	3,868	967,921	1.14%
Booking Holdings, Inc.	Consumer cyclicals	262	948,751	1.11%
Gartner, Inc.	Consumer cyclicals	1,989	947,946	1.11%
Pure Storage, Inc. Class A	Technology	17,895	930,353	1.09%
Synopsys, Inc.	Technology	1,617	924,172	1.08%
NVR, Inc.	Consumer cyclicals	113	918,365	1.08%
Vornado Realty Trust	Financials	31,725	912,741	1.07%
Unum Group	Financials	16,673	894,647	1.05%
MGM Resorts International	Consumer cyclicals	18,846	889,707	1.04%
Jacobs Solutions, Inc.	Capital goods	5,651	868,689	1.02%
Ventas, Inc.	Health care	19,871	865,188	1.02%
Coinbase Global, Inc. Class A	Financials	3,246	860,522	1.01%
Wintrust Financial Corp.	Financials	8,207	856,744	1.01%
Freeport-McMoRan, Inc.	Basic materials	18,130	852,467	1.00%
Expedia Group, Inc.	Consumer cyclicals	6,174	850,438	1.00%
East West Bancorp, Inc.	Financials	10,524	832,519	0.98%
Autonation, Inc.	Consumer cyclicals	4,946	819,036	0.96%
Pinterest, Inc. Class A	Technology	23,599	818,162	0.96%
NRG Energy, Inc.	Utilities and power	12,068	816,871	0.96%
Johnson Controls International PLC	Capital goods	12,341	806,110	0.95%
Equitable Holdings, Inc.	Financials	21,085	801,448	0.94%
Gap, Inc. (The)	Consumer cyclicals	28,861	795,125	0.93%
Molina Healthcare, Inc.	Health care	1,891	776,892	0.91%
Ulta Beauty, Inc.	Consumer staples	1,436	750,781	0.88%
Smartsheet, Inc. Class A	Technology	19,367	745,634	0.88%
Tapestry, Inc.	Consumer cyclicals	15,189	721,157	0.85%
Genuine Parts Co.	Consumer cyclicals	4,541	703,530	0.83%
Regeneron Pharmaceuticals, Inc.	Health care	729	701,753	0.82%
Hologic, Inc.	Health care	8,825	688,025	0.81%
Apartment Income REIT Corp.	Financials	20,549	667,223	0.78%
J.M. Smucker Co. (The)	Consumer staples	5,111	643,341	0.76%

Dynamic Asset Allocation Growth Fund 73

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Boyd Gaming Corp.	Consumer cyclicals	9,485	$638,526	0.75%
Affiliated Managers Group, Inc.	Financials	3,778	632,688	0.74%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	7,574	$1,052,871	1.25%
Entegris, Inc.	Technology	7,311	1,027,487	1.22%
Berkshire Hathaway, Inc. Class B	Financials	2,433	1,023,326	1.22%
Equifax, Inc.	Consumer cyclicals	3,824	1,023,100	1.22%
D.R. Horton, Inc.	Consumer cyclicals	6,058	996,863	1.19%
IBM Corp.	Technology	5,188	990,640	1.18%
BWX Technologies, Inc.	Capital goods	9,637	988,979	1.18%
Kinsale Capital Group, Inc.	Financials	1,857	974,431	1.16%
Jack Henry & Associates, Inc.	Technology	5,504	956,272	1.14%
Tyler Technologies, Inc.	Technology	2,220	943,492	1.12%
DT Midstream, Inc.	Energy	15,209	929,272	1.11%
NortonLifeLock, Inc.	Technology	41,026	918,975	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	7,050	913,761	1.09%
RPM International, Inc.	Basic materials	7,640	908,759	1.08%
Domino’s Pizza, Inc.	Consumer staples	1,821	904,944	1.08%
Ross Stores, Inc.	Consumer cyclicals	6,078	891,950	1.06%
Universal Health Services, Inc. Class B	Health care	4,768	869,950	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	41,059	859,364	1.02%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,730	854,880	1.02%
DoubleVerify Holdings, Inc.	Technology	24,203	850,986	1.01%
Take-Two Interactive Software, Inc.	Technology	5,558	825,299	0.98%
Lithia Motors, Inc.	Consumer cyclicals	2,740	824,234	0.98%
Watsco, Inc.	Consumer staples	1,829	789,883	0.94%
Digital Realty Trust, Inc.	Financials	5,452	785,362	0.94%
Welltower, Inc.	Financials	8,369	781,998	0.93%
PTC, Inc.	Technology	4,066	768,297	0.92%
New Fortress Energy, Inc.	Energy	24,833	759,652	0.91%
Ciena Corp.	Technology	15,302	756,664	0.90%
Bunge Global SA	Basic materials	7,378	756,349	0.90%
T Rowe Price Group, Inc.	Financials	6,199	755,732	0.90%
Thor Industries, Inc.	Consumer cyclicals	6,397	750,590	0.89%
Texas Instruments, Inc.	Technology	4,269	743,763	0.89%
Amdocs, Ltd.	Technology	8,194	740,529	0.88%
Carnival Corp.	Consumer cyclicals	44,792	731,908	0.87%
Cabot Oil & Gas Corp.	Energy	26,087	727,306	0.87%
Cooper Cos., Inc. (The)	Health care	6,974	707,584	0.84%
Five Below, Inc.	Consumer cyclicals	3,852	698,674	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	6,823	697,515	0.83%
Tesla, Inc.	Consumer cyclicals	3,927	690,274	0.82%

74 Dynamic Asset Allocation Growth Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
CarMax, Inc.	Consumer cyclicals	7,741	$674,277	0.80%
CoStar Group, Inc.	Consumer cyclicals	6,910	667,494	0.80%
Ovintiv, Inc.	Energy	12,774	662,967	0.79%
Generac Holdings, Inc.	Capital goods	5,161	650,995	0.78%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	53,921	643,273	0.77%
Exact Sciences Corp.	Health care	9,109	629,047	0.75%
Ball Corp.	Capital goods	9,254	623,352	0.74%
Alphabet, Inc. Class A	Technology	4,125	622,558	0.74%
Block, Inc. Class A	Consumer cyclicals	7,291	616,647	0.73%
Micron Technology, Inc.	Technology	5,094	600,568	0.72%
BioMarin Pharmaceutical, Inc.	Health care	6,845	597,835	0.71%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
eBay, Inc.	Technology	12,576	$663,755	0.60%
Garmin, Ltd.	Technology	4,386	652,889	0.59%
Meta Platforms, Inc. Class A	Technology	1,324	642,846	0.58%
Leidos Holdings, Inc.	Technology	4,812	630,781	0.57%
Exor NV (Netherlands)	Financials	5,659	629,780	0.57%
Holcim AG (Switzerland)	Basic materials	6,845	620,622	0.56%
NetApp, Inc.	Technology	5,898	619,156	0.56%
Veralto Corp.	Capital goods	6,958	616,864	0.56%
ConocoPhillips	Energy	4,823	613,919	0.56%
Exxon Mobil Corp.	Energy	5,211	605,682	0.55%
Graco, Inc.	Capital goods	6,278	586,747	0.53%
Weyerhaeuser Co.	Basic materials	16,295	585,165	0.53%
Packaging Corp. of America	Basic materials	3,072	582,966	0.53%
Automatic Data Processing, Inc.	Consumer cyclicals	2,266	565,829	0.51%
ENGIE SA (France)	Utilities and power	33,565	562,235	0.51%
PepsiCo, Inc.	Consumer staples	3,202	560,434	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,567	559,368	0.51%
SS&C Technologies Holdings, Inc.	Technology	8,682	558,869	0.51%
Colgate-Palmolive Co.	Consumer staples	6,206	558,819	0.51%
E.ON SE (Germany)	Utilities and power	39,985	556,429	0.50%
Iberdrola SA (Spain)	Utilities and power	44,789	556,041	0.50%
3M Co.	Conglomerates	5,227	554,401	0.50%
Merck & Co., Inc.	Health care	4,198	553,959	0.50%
Jack Henry & Associates, Inc.	Technology	3,174	551,368	0.50%
Sandvik AB (Sweden)	Capital goods	24,626	547,446	0.50%
Siemens AG (Germany)	Conglomerates	2,860	546,609	0.50%
National Grid PLC (United Kingdom)	Utilities and power	40,558	546,163	0.50%
Consolidated Edison, Inc.	Utilities and power	5,961	541,325	0.49%
Secom Co., Ltd. (Japan)	Consumer cyclicals	7,443	538,968	0.49%
Obayashi Corp. (Japan)	Capital goods	45,254	536,283	0.49%

Dynamic Asset Allocation Growth Fund 75

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Sekisui Chemical Co., Ltd. (Japan)	Financials	36,706	$535,508	0.49%
Intact Financial Corp. (Canada)	Financials	3,271	531,827	0.48%
Alphabet, Inc. Class A	Technology	3,508	529,511	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	52,913	528,891	0.48%
SSE PLC (United Kingdom)	Utilities and power	25,269	526,689	0.48%
Deutsche Telekom AG (Germany)	Communication services	21,651	526,128	0.48%
TotalEnergies SE (France)	Energy	7,646	524,138	0.48%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	37,672	523,223	0.47%
Eni SpA (Italy)	Utilities and power	32,915	520,713	0.47%
AT&T, Inc.	Communication services	29,446	518,247	0.47%
Verisk Analytics, Inc.	Consumer cyclicals	2,187	515,443	0.47%
Electronic Arts, Inc.	Technology	3,882	515,090	0.47%
Cummins, Inc.	Capital goods	1,740	512,785	0.47%
Endesa SA (Spain)	Utilities and power	26,917	498,999	0.45%
Keysight Technologies, Inc.	Technology	3,146	491,927	0.45%
RWE AG (Germany)	Utilities and power	14,443	490,718	0.45%
Avery Dennison Corp.	Basic materials	2,198	490,599	0.44%
MSCI, Inc.	Technology	874	489,812	0.44%
Lockheed Martin Corp.	Capital goods	1,071	487,204	0.44%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	17,317	485,801	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Diamondback Energy, Inc.	Energy	3,207	$635,629	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	24,750	622,267	0.61%
Hermes International (France)	Consumer cyclicals	232	591,293	0.58%
Ingersoll Rand, Inc.	Capital goods	6,161	585,030	0.58%
Entegris, Inc.	Technology	4,064	571,092	0.56%
Westlake Corp.	Basic materials	3,535	540,086	0.53%
Equifax, Inc.	Consumer cyclicals	1,987	531,627	0.52%
CMS Energy Corp.	Utilities and power	8,747	527,792	0.52%
Waste Connections, Inc.	Capital goods	3,044	523,588	0.51%
Antofagasta PLC (Chile)	Basic materials	20,148	518,525	0.51%
Bunge Global SA	Basic materials	5,019	514,581	0.51%
RELX PLC (United Kingdom)	Consumer cyclicals	11,893	513,970	0.51%
Waste Management, Inc.	Capital goods	2,402	511,899	0.50%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	6,340	509,540	0.50%
Ferrovial SE (Netherlands)	Basic materials	12,814	507,061	0.50%
Wilmar International, Ltd. (Singapore)	Basic materials	199,569	506,960	0.50%
Keppel, Ltd. (Singapore)	Capital goods	93,077	505,967	0.50%
Duke Energy Corp.	Utilities and power	5,225	505,352	0.50%
Honeywell International, Inc.	Capital goods	2,452	503,347	0.49%
Sempra	Utilities and power	6,966	500,356	0.49%

76 Dynamic Asset Allocation Growth Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Visa, Inc. Class A	Financials	1,791	$499,792	0.49%
T-Mobile US, Inc.	Communication services	3,056	498,866	0.49%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	21,048	498,329	0.49%
Roper Technologies, Inc.	Technology	885	496,310	0.49%
Orange SA (France)	Communication services	41,609	488,757	0.48%
Commonwealth Bank of Australia (Australia)	Financials	6,220	487,755	0.48%
CenterPoint Energy, Inc.	Utilities and power	17,021	484,925	0.48%
FirstEnergy Corp.	Utilities and power	12,526	483,765	0.48%
AXA SA (France)	Financials	12,815	481,348	0.47%
Masco Corp.	Consumer cyclicals	6,092	480,548	0.47%
SIG Combibloc Group AG (Switzerland)	Basic materials	21,584	478,665	0.47%
Snam SpA (Italy)	Utilities and power	101,090	477,252	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	8,724	475,271	0.47%
Realty Income Corp.	Financials	8,772	474,543	0.47%
Heineken NV (Netherlands)	Consumer staples	4,902	472,475	0.46%
Kering SA (France)	Consumer cyclicals	1,189	469,913	0.46%
Allianz SE (Germany)	Financials	1,550	464,569	0.46%
Berkshire Hathaway, Inc. Class B	Financials	1,099	462,261	0.45%
Williams Cos., Inc. (The)	Energy	11,857	462,062	0.45%
Cellnex Telecom, SA 144A (Spain)	Communication services	13,044	461,156	0.45%
Orica, Ltd. (Australia)	Basic materials	38,512	458,260	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	20,399	455,706	0.45%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,921	454,643	0.45%
Salmar ASA (Norway)	Basic materials	6,872	452,850	0.45%
Wesfarmers, Ltd. (Australia)	Consumer cyclicals	9,999	445,703	0.44%
Paychex, Inc.	Technology	3,620	444,576	0.44%
Capgemini SE (France)	Technology	1,919	441,491	0.43%
MS&AD Insurance Group Holdings (Japan)	Financials	24,986	439,788	0.43%
REA Group, Ltd. (Australia)	Technology	3,636	439,505	0.43%
Freeport-McMoRan, Inc.	Basic materials	9,180	431,622	0.42%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$62	$449	$57	5/11/63	300 bp — Monthly	$5
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B/P	47,989	144,022	33,687	5/11/63	500 bp — Monthly	14,442
CMBX NA BB.7 Index	B-/P	130,963	332,927	97,747	1/17/47	500 bp — Monthly	33,540

Dynamic Asset Allocation Growth Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	B/P	$1,262	$3,000	$1,135	9/17/58	500 bp — Monthly	$130
CMBX NA BBB−.10 Index	BB/P	21,039	70,000	13,216	11/17/59	300 bp — Monthly	7,864
Credit Suisse International
CMBX NA A.7 Index	A/P	3,286	23,182	3,881	1/17/47	200 bp — Monthly	(586)
CMBX NA BB.7 Index	B-/P	10,567	59,640	17,510	1/17/47	500 bp — Monthly	(6,885)
CMBX NA BBB−.7 Index	BB+/P	6,165	37,266	6,257	1/17/47	300 bp — Monthly	(70)
Goldman Sachs International
CMBX NA BBB−.7 Index	BB+/P	46,562	182,506	30,643	1/17/47	300 bp — Monthly	16,026
JPMorgan Securities LLC
CMBX NA A.7 Index	A/P	7,192	48,126	8,056	1/17/47	200 bp — Monthly	(846)
CMBX NA BB.10 Index	B-/P	4,092	51,000	20,191	5/11/63	500 bp — Monthly	(16,049)
CMBX NA BB.6 Index	B/P	4,633	4,696	1,098	5/11/63	500 bp — Monthly	3,539
CMBX NA BBB−.8 Index	B+/P	3,431	22,000	2,345	10/17/57	300 bp — Monthly	1,098
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	9,084	72,000	5,076	12/16/72	200 bp — Monthly	4,036
CMBX NA BB.6 Index	B/P	40,053	117,410	27,462	5/11/63	500 bp — Monthly	12,705
Upfront premium received		336,380		Unrealized appreciation		93,385
Upfront premium (paid)		—		Unrealized (depreciation)		(24,436)
Total		$336,380		Total		$68,949
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

78 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,799)	$71,308	$11,937	1/17/47	(200 bp) — Monthly	$10,107
CMBX NA BB.10 Index	(65,897)	142,000	56,218	11/17/59	(500 bp) — Monthly	(9,818)
CMBX NA BB.8 Index	(16,021)	35,584	12,565	10/17/57	(500 bp) — Monthly	(3,491)
CMBX NA BBB−.12 Index	(60,731)	214,000	42,265	8/17/61	(300 bp) — Monthly	(18,591)
CMBX NA BBB−.6 Index	(64)	449	57	5/11/63	(300 bp) — Monthly	(7)
CMBX NA BBB−.9 Index	(4,732)	20,000	2,938	9/17/58	(300 bp) — Monthly	(1,805)
Credit Suisse International
CMBX NA BB.10 Index	(13,476)	101,000	39,986	11/17/59	(500 bp) — Monthly	26,412
CMBX NA BB.10 Index	(11,892)	100,000	39,590	11/17/59	(500 bp) — Monthly	27,601
CMBX NA BB.10 Index	(6,588)	53,000	20,983	11/17/59	(500 bp) — Monthly	14,343
CMBX NA BB.7 Index	(8,878)	262,475	61,393	5/11/63	(500 bp) — Monthly	52,260
CMBX NA BB.7 Index	(28,223)	115,505	33,912	1/17/47	(500 bp) — Monthly	5,577
CMBX NA BB.7 Index	(8,060)	36,992	10,861	1/17/47	(500 bp) — Monthly	2,765
CMBX NA BB.8 Index	(1,227)	6,732	2,377	10/17/57	(500 bp) — Monthly	1,144
Goldman Sachs International
CMBX NA BB.6 Index	(1,215)	3,653	854	5/11/63	(500 bp) — Monthly	(364)
CMBX NA BB.7 Index	(97,420)	257,433	75,582	1/17/47	(500 bp) — Monthly	(22,088)
CMBX NA BB.8 Index	(33,481)	78,862	27,846	10/17/57	(500 bp) — Monthly	(5,712)
CMBX NA BBB−.12 Index	(93,621)	355,000	70,113	8/17/61	(300 bp) — Monthly	(23,715)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(7,834)	12,079	3,546	1/17/47	(500 bp) — Monthly	(4,300)
CMBX NA BBB−.10 Index	(18,410)	146,000	27,565	11/17/59	(300 bp) — Monthly	9,070
CMBX NA BBB−.7 Index	(96,253)	195,883	32,889	1/17/47	(300 bp) — Monthly	(63,478)

Dynamic Asset Allocation Growth Fund 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(5,519)	$97,000	$38,402	11/17/59	(500 bp) — Monthly	$32,789
CMBX NA BBB−.10 Index	(12,134)	56,000	10,573	11/17/59	(300 bp) — Monthly	(1,593)
CMBX NA BBB−.9 Index	(4,816)	26,000	3,819	9/17/58	(300 bp) — Monthly	(1,012)
CMBX NA BBB−.9 Index	(371)	2,000	294	9/17/58	(300 bp) — Monthly	(78)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(7,257)	18,118	5,320	1/17/47	(500 bp) — Monthly	(1,955)
CMBX NA BB.8 Index	(1,757)	3,847	1,358	10/17/57	(500 bp) — Monthly	(402)
CMBX NA BB.9 Index	(1,271)	3,000	1,135	9/17/58	(500 bp) — Monthly	(138)
CMBX NA BBB−.10 Index	(7,114)	22,000	4,154	11/17/59	(300 bp) — Monthly	(2,973)
CMBX NA BBB−.12 Index	(44,851)	141,000	27,848	8/17/61	(300 bp) — Monthly	(17,086)
CMBX NA BBB−.7 Index	(5,407)	19,588	3,289	1/17/47	(300 bp) — Monthly	(2,129)
CMBX NA BBB−.8 Index	(14,616)	71,000	7,569	10/17/57	(300 bp) — Monthly	(7,088)
Upfront premium received	—		Unrealized appreciation		182,068
Upfront premium (paid)	(680,935)		Unrealized (depreciation)		(187,823)
Total	$(680,935)		Total		$(5,755)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

80 Dynamic Asset Allocation Growth Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 41 Index	B+/P	$(44,281)	$6,687,450	$494,738	12/20/28	500 bp — Quarterly	$465,587
CDX NA IG Series 42 Index	BBB+/P	(1,156,362)	52,100,000	1,180,586	6/20/29	100 bp — Quarterly	31,460
Total	$(1,200,643)		$497,047
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$101,157,790	$—	$—
Capital goods	89,372,721	—	—
Communication services	28,224,378	—	—
Conglomerates	24,127,233	—	—
Consumer cyclicals	336,446,925	—	—
Consumer staples	131,441,531	—	—
Energy	74,423,864	—	—
Financials	289,240,148	—	—
Health care	237,796,402	—	13,017
Technology	602,578,503	—	—
Transportation	39,814,825	—	—
Utilities and power	50,673,940	—	—
Total common stocks	2,005,298,260	—	13,017

Dynamic Asset Allocation Growth Fund 81

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	—	1,098,979	—
Collateralized loan obligations	—	16,150,430	—
Convertible bonds and notes	—	280,100	—
Convertible preferred stocks	—	228,224	—
Corporate bonds and notes	—	207,723,154	—
Foreign government and agency bonds and notes	—	9,223,889	—
Investment companies	2,977,991	—	—
Mortgage-backed securities	—	42,273,806	—
Purchased options outstanding	—	1,097,991	—
Senior loans	—	6,888,844	—
U.S. government and agency mortgage obligations	—	127,021,953	—
U.S. treasury obligations	—	84,818	—
Short-term investments	2,843,000	173,276,597	—
Totals by level	$2,011,119,251	$585,348,785	$13,017

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(394,652)	$—
Futures contracts	1,013,087	—	—
Written options outstanding	—	(287,120)	—
TBA sale commitments	—	(11,208,985)	—
When-issued securities sold	(702,219)	—	—
Interest rate swap contracts	—	12,557	—
Total return swap contracts	—	1,132,829	—
Credit default contracts	—	2,105,439	—
Totals by level	$310,868	$(8,639,932)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

82 Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,702,363,433)	$2,448,731,656
Affiliated issuers (identified cost $147,749,397) (Note 5)	147,749,397
Cash	276,603
Foreign currency (cost $501,190) (Note 1)	490,565
Dividends, interest and other receivables	6,962,752
Foreign tax reclaim	1,349,989
Receivable for shares of the fund sold	3,166,907
Receivable for investments sold	14,096,608
Receivable for sales of TBA securities (Note 1)	11,236,198
Receivable for variation margin on futures contracts (Note 1)	116,024
Receivable for variation margin on centrally cleared swap contracts (Note 1)	91,322
Unrealized appreciation on forward currency contracts (Note 1)	527,380
Unrealized appreciation on OTC swap contracts (Note 1)	5,565,538
Premium paid on OTC swap contracts (Note 1)	680,935
Receivable from broker (Note 1)	4,450
Deposits with broker (Note 1)	2,710,225
Prepaid assets	54,650
Total assets	2,643,811,199

LIABILITIES
Payable for investments purchased	4,560,176
Payable for purchases of delayed delivery securities (Note 1)	550,000
Payable for purchases of TBA securities (Note 1)	76,635,755
Payable for shares of the fund repurchased	3,011,103
Payable for compensation of Manager (Note 2)	1,232,091
Payable for custodian fees (Note 2)	96,275
Payable for investor servicing fees (Note 2)	468,969
Payable for Trustee compensation and expenses (Note 2)	354,526
Payable for administrative services (Note 2)	7,006
Payable for distribution fees (Note 2)	1,185,794
Payable for variation margin on futures contracts (Note 1)	189,319
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,279
Payable for foreign capital gains taxes	809,271
Unrealized depreciation on OTC swap contracts (Note 1)	4,369,515
Premium received on OTC swap contracts (Note 1)	336,380
Unrealized depreciation on forward currency contracts (Note 1)	922,032
Written options outstanding, at value (premiums $1,108,419) (Note 1)	287,120
When-issued securities sold, at value (proceeds receivable $702,219) (Note 1)	702,219
TBA sale commitments, at value (proceeds receivable $11,222,031) (Note 1)	11,208,985
Collateral on certain derivative contracts, at value (Notes 1 and 9)	2,927,818
Other accrued expenses	198,665
Total liabilities	110,054,298

Net assets	$2,533,756,901

(Continued on next page)

Dynamic Asset Allocation Growth Fund 83

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,755,454,153
Total distributable earnings (Note 1)	778,302,748
Total — Representing net assets applicable to capital shares outstanding	$2,533,756,901

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,752,262,714 divided by 88,356,914 shares)	$19.83
Offering price per class A share (100/94.25 of $19.83)*	$21.04
Net asset value and offering price per class B share ($7,756,491 divided by 400,760 shares)**	$19.35
Net asset value and offering price per class C share ($139,046,161 divided by 7,663,718 shares)**	$18.14
Net asset value, offering price and redemption price per class P share
($32,494,504 divided by 1,611,995 shares)	$20.16
Net asset value, offering price and redemption price per class R share
($13,839,678 divided by 718,831 shares)	$19.25
Net asset value, offering price and redemption price per class R5 share
($4,400 divided by 211 shares)†	$20.82
Net asset value, offering price and redemption price per class R6 share
($343,932,900 divided by 17,043,691 shares)	$20.18
Net asset value, offering price and redemption price per class Y share
($244,420,053 divided by 12,134,595 shares)	$20.14

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

84 Dynamic Asset Allocation Growth Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes paid and refunded of $487,427)	$14,707,142
Interest (including interest income of $2,694,346 from investments in affiliated issuers) (Note 5)	12,532,689
Total investment income	27,239,831

EXPENSES
Compensation of Manager (Note 2)	6,862,664
Investor servicing fees (Note 2)	1,403,351
Custodian fees (Note 2)	142,472
Trustee compensation and expenses (Note 2)	64,035
Distribution fees (Note 2)	2,761,699
Administrative services (Note 2)	44,664
Other	369,910
Total expenses	11,648,795
Expense reduction (Note 2)	(23,437)
Net expenses	11,625,358

Net investment income	15,614,473

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $114,529) (Notes 1 and 3)	79,107,939
Foreign currency transactions (Note 1)	(58,871)
Forward currency contracts (Note 1)	40,102
Futures contracts (Note 1)	3,780,822
Swap contracts (Note 1)	11,772,857
Total net realized gain	94,642,849
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments
(net of increase in deferred foreign taxes of $443,095)	338,915,325
Assets and liabilities in foreign currencies	70,435
Forward currency contracts	(954,267)
Futures contracts	3,580,667
Swap contracts	1,141,074
Written options	1,075,552
Total change in net unrealized appreciation	343,828,786

Net gain on investments	438,471,635

Net increase in net assets resulting from operations	$454,086,108

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 85

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$15,614,473	$36,455,337
Net realized gain on investments
and foreign currency transactions	94,642,849	21,293,921
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	343,828,786	322,459,556
Net increase in net assets resulting from operations	454,086,108	380,208,814
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(36,797,901)	(9,764,176)
Class B	(101,716)	—
Class C	(2,280,421)	—
Class P	(764,181)	(3,376,282)
Class R	(318,177)	(60,270)
Class R6	(8,647,788)	(3,084,759)
Class Y	(5,053,152)	(2,151,365)
Net realized short-term gain on investments
Class A	(1,301,814)	—
Class B	(7,591)	—
Class C	(118,361)	—
Class P	(23,482)	—
Class R	(12,527)	—
Class R5	(4)	—
Class R6	(268,010)	—
Class Y	(163,356)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(27,598,446)	(14,646,130)
Class B	(160,923)	(177,057)
Class C	(2,509,251)	(1,661,578)
Class P	(497,812)	(3,118,010)
Class R	(265,565)	(160,060)
Class R5	(78)	(8,887)
Class R6	(5,681,811)	(2,992,401)
Class Y	(3,463,152)	(2,323,474)
Decrease from capital share transactions (Note 4)	(13,899,364)	(475,386,599)
Total increase (decrease) in net assets	344,151,225	(138,702,234)

NET ASSETS
Beginning of period	2,189,605,676	2,328,307,910
End of period	$2,533,756,901	$2,189,605,676

*Unaudited.

The accompanying notes are an integral part of these financial statements.

86 Dynamic Asset Allocation Growth Fund

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Dynamic Asset Allocation Growth Fund 87

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2024**	$17.05	.12	3.41	3.53	(.42)	(.33)	(.75)	$19.83	21.22*	$1,752,263	.51*	.65*	68*
September 30, 2023	14.82	.26	2.24	2.50	(.11)	(.16)	(.27)	17.05	17.03	1,496,298	1.05	1.54	191
September 30, 2022	20.95	.19	(3.46)	(3.27)	(.33)	(2.53)	(2.86)	14.82	(18.53)	1,352,591	1.03	1.08	171
September 30, 2021	16.98	.15	3.91	4.06	(.09)	—	(.09)	20.95	23.97	1,762,933	1.02	.77	168
September 30, 2020	15.91	.18	1.15	1.33	(.26)	—	(.26)	16.98	8.40	1,548,612	1.05	1.16	194
September 30, 2019	17.77	.27	(.68)	(.41)	(.18)	(1.27)	(1.45)	15.91	(1.25)	1,546,131	1.06	1.73	117
Class B
March 31, 2024**	$16.51	.05	3.32	3.37	(.20)	(.33)	(.53)	$19.35	20.77*	$7,756	.89*	.26*	68*
September 30, 2023	14.37	.12	2.18	2.30	—	(.16)	(.16)	16.51	16.11	10,211	1.80	.74	191
September 30, 2022	20.35	.05	(3.36)	(3.31)	(.14)	(2.53)	(2.67)	14.37	(19.12)	17,493	1.78	.27	171
September 30, 2021	16.54	—[e]	3.81	3.81	—	—	—	20.35	23.04	31,070	1.77	.01	168
September 30, 2020	15.49	.06	1.11	1.17	(.12)	—	(.12)	16.54	7.58	35,437	1.80	.40	194
September 30, 2019	17.29	.15	(.65)	(.50)	(.03)	(1.27)	(1.30)	15.49	(1.98)	45,144	1.81	.96	117
Class C
March 31, 2024**	$15.59	.05	3.12	3.17	(.29)	(.33)	(.62)	$18.14	20.76*	$139,046	.89*	.28*	68*
September 30, 2023	13.57	.12	2.06	2.18	—	(.16)	(.16)	15.59	16.17	130,414	1.80	.79	191
September 30, 2022	19.40	.05	(3.18)	(3.13)	(.17)	(2.53)	(2.70)	13.57	(19.16)	144,712	1.78	.32	171
September 30, 2021	15.77	—[e]	3.63	3.63	—	—	—	19.40	23.02	213,419	1.77	.03	168
September 30, 2020	14.79	.06	1.07	1.13	(.15)	—	(.15)	15.77	7.63	208,217	1.80	.41	194
September 30, 2019	16.61	.14	(.64)	(.50)	(.05)	(1.27)	(1.32)	14.79	(2.05)	227,681	1.81	.97	117
Class P
March 31, 2024**	$17.34	.16	3.48	3.64	(.49)	(.33)	(.82)	$20.16	21.51*	$32,495	.33*	.85*	68*
September 30, 2023	15.08	.28	2.32	2.60	(.18)	(.16)	(.34)	17.34	17.42	25,378.66		1.69	191
September 30, 2022	21.29	.27	(3.54)	(3.27)	(.41)	(2.53)	(2.94)	15.08	(18.29)	285,584.65		1.47	171
September 30, 2021	17.25	.23	3.97	4.20	(.16)	—	(.16)	21.29	24.45	323,609.64		1.16	168
September 30, 2020	16.16	.25	1.17	1.42	(.33)	—	(.33)	17.25	8.82	274,824.65		1.56	194
September 30, 2019	18.04	.34	(.70)	(.36)	(.25)	(1.27)	(1.52)	16.16	(.87)	258,038.65		2.15	117
Class R
March 31, 2024**	$16.55	.09	3.32	3.41	(.38)	(.33)	(.71)	$19.25	21.08*	$13,840	.64*	.53*	68*
September 30, 2023	14.39	.21	2.17	2.38	(.06)	(.16)	(.22)	16.55	16.69	13,806	1.30	1.29	191
September 30, 2022	20.40	.14	(3.36)	(3.22)	(.26)	(2.53)	(2.79)	14.39	(18.71)	14,349	1.28	.80	171
September 30, 2021	16.52	.10	3.81	3.91	(.03)	—	(.03)	20.40	23.68	23,901	1.27	.52	168
September 30, 2020	15.49	.14	1.11	1.25	(.22)	—	(.22)	16.52	8.10	22,172	1.30	.92	194
September 30, 2019	17.34	.22	(.66)	(.44)	(.14)	(1.27)	(1.41)	15.49	(1.52)	28,351	1.31	1.47	117

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

88 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 89

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2024**	$17.46	.15	3.54	3.69	—	(.33)	(.33)	$20.82	21.36*	$4	.40*	.75*	68*
September 30, 2023	15.04	.25	2.33	2.58	—	(.16)	(.16)	17.46	17.26	4.80		1.59	191
September 30, 2022	21.22	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.04	(18.32)	11,893.79		1.32	171
September 30, 2021	17.20	.21	3.94	4.15	(.13)	—	(.13)	21.22	24.24	15,534.78		1.02	168
September 30, 2020	16.11	.23	1.16	1.39	(.30)	—	(.30)	17.20	8.70	13,979.79		1.43	194
September 30, 2019	17.98	.32	(.69)	(.37)	(.23)	(1.27)	(1.50)	16.11	(.98)	15,464.79		1.99	117
Class R6
March 31, 2024**	$17.36	.15	3.48	3.63	(.48)	(.33)	(.81)	$20.18	21.46*	$343,933	.35*	.82*	68*
September 30, 2023	15.09	.32	2.28	2.60	(.17)	(.16)	(.33)	17.36	17.42	314,891.70		1.89	191
September 30, 2022	21.29	.26	(3.53)	(3.27)	(.40)	(2.53)	(2.93)	15.09	(18.27)	280,296.69		1.42	171
September 30, 2021	17.25	.23	3.96	4.19	(.15)	—	(.15)	21.29	24.41	390,780.68		1.12	168
September 30, 2020	16.16	.25	1.16	1.41	(.32)	—	(.32)	17.25	8.79	353,696.69		1.52	194
September 30, 2019	18.04	.34	(.70)	(.36)	(.25)	(1.27)	(1.52)	16.16	(.91)	307,909.69		2.11	117
Class Y
March 31, 2024**	$17.32	.14	3.47	3.61	(.46)	(.33)	(.79)	$20.14	21.38*	$244,420	.39*	.78*	68*
September 30, 2023	15.06	.30	2.27	2.57	(.15)	(.16)	(.31)	17.32	17.26	198,604.80		1.80	191
September 30, 2022	21.24	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.06	(18.29)	221,391.78		1.32	171
September 30, 2021	17.21	.21	3.95	4.16	(.13)	—	(.13)	21.24	24.27	301,154.77		1.03	168
September 30, 2020	16.12	.23	1.16	1.39	(.30)	—	(.30)	17.21	8.67	271,142.80		1.41	194
September 30, 2019	17.99	.31	(.68)	(.37)	(.23)	(1.27)	(1.50)	16.12	(.99)	328,736.81		1.98	117

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

90 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 91

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class P∆	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

∆ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

92 Dynamic Asset Allocation Growth Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Dynamic Asset Allocation Growth Fund 93

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $17,029,148 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

94 Dynamic Asset Allocation Growth Fund

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Dynamic Asset Allocation Growth Fund 95

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $936,431 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an

96 Dynamic Asset Allocation Growth Fund

unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,773,794 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until

Dynamic Asset Allocation Growth Fund 97

settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $658,525 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $372,918 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

98 Dynamic Asset Allocation Growth Fund

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,907,838,006, resulting in gross unrealized appreciation and depreciation of $735,152,075 and $54,838,092, respectively, or net unrealized appreciation of $680,313,983.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Dynamic Asset Allocation Growth Fund 99

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,	0.550%	of the next $50 billion,
0.700%	of the next $5 billion,	0.530%	of the next $50 billion,
0.650%	of the next $10 billion,	0.520%	of the next $100 billion and
0.600%	of the next $10 billion,	0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.293% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by

Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution

100 Dynamic Asset Allocation Growth Fund

account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,073,287	Class R	9,635
Class B	5,933	Class R5	3
Class C	88,840	Class R6	83,784
Class P	1,448	Class Y	140,421
		Total	$1,403,351

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $23,437 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,989, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$2,014,281
Class B	1.00%	1.00%	44,380
Class C	1.00%	1.00%	666,914
Class R	1.00%	0.50%	36,124
Total			$2,761,699

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $92,349 from the sale of class A shares and received no monies and $2,567 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

Dynamic Asset Allocation Growth Fund 101

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $204 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,548,040,270	$1,691,744,825
U.S. government securities (Long-term)	—	—
When-issued securities sold	—	702,219
Total	$1,548,040,270	$1,692,447,044

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,464,792	$44,543,836	4,478,930	$74,239,592
Shares issued in connection with
reinvestment of distributions	3,559,192	63,780,722	1,509,844	23,689,444
	6,023,984	108,324,558	5,988,774	97,929,036
Shares repurchased	(5,449,137)	(99,146,866)	(9,469,265)	(157,002,860)
Net increase (decrease)	574,847	$9,177,692	(3,480,491)	$(59,073,824)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	754	$13,904	6,924	$110,321
Shares issued in connection with
reinvestment of distributions	15,349	269,063	11,521	176,160
	16,103	282,967	18,445	286,481
Shares repurchased	(233,871)	(4,111,672)	(617,498)	(9,930,545)
Net decrease	(217,768)	$(3,828,705)	(599,053)	$(9,644,064)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	473,471	$7,844,944	853,683	$12,913,446
Shares issued in connection with
reinvestment of distributions	297,793	4,892,743	114,682	1,656,013
	771,264	12,737,687	968,365	14,569,459
Shares repurchased	(1,474,253)	(24,406,359)	(3,262,333)	(49,661,237)
Net decrease	(702,989)	$(11,668,672)	(2,293,968)	$(35,091,778)

102 Dynamic Asset Allocation Growth Fund

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	333,016	$6,144,171	2,860,734	$46,757,667
Shares issued in connection with
reinvestment of distributions	70,630	1,285,475	407,933	6,494,292
	403,646	7,429,646	3,268,667	53,251,959
Shares repurchased	(255,184)	(4,791,384)	(20,740,470)	(346,480,930)
Net increase (decrease)	148,462	$2,638,262	(17,471,803)	$(293,228,971)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	41,474	$731,184	105,616	$1,699,684
Shares issued in connection with
reinvestment of distributions	34,143	594,433	14,373	219,469
	75,617	1,325,617	119,989	1,919,153
Shares repurchased	(191,038)	(3,477,714)	(283,016)	(4,523,364)
Net decrease	(115,421)	$(2,152,097)	(163,027)	$(2,604,211)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	5	$92	7,665	$122,053
Shares issued in connection with
reinvestment of distributions	4	82	554	8,887
	9	174	8,219	130,940
Shares repurchased	(46)	(883)	(798,640)	(13,428,292)
Net decrease	(37)	$(709)	(790,421)	$(13,297,352)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,658,321	$30,486,045	3,650,254	$62,146,404
Shares issued in connection with
reinvestment of distributions	787,110	14,341,140	376,849	6,006,976
	2,445,431	44,827,185	4,027,103	68,153,380
Shares repurchased	(3,541,221)	(66,698,358)	(4,459,549)	(74,850,770)
Net decrease	(1,095,790)	$(21,871,173)	(432,446)	$(6,697,390)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,736,358	$51,223,859	3,347,728	$56,516,273
Shares issued in connection with
reinvestment of distributions	458,630	8,342,472	272,123	4,329,472
	3,194,988	59,566,331	3,619,851	60,845,745
Shares repurchased	(2,528,602)	(45,760,293)	(6,856,615)	(116,594,754)
Net increase (decrease)	666,386	$13,806,038	(3,236,764)	$(55,749,009)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1 class Y share of the fund (less than 0.01% of class Y shares outstanding), valued at $20.

Dynamic Asset Allocation Growth Fund 103

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$99,114,684	$170,196,809	$121,562,096	$2,694,346	$147,749,397
Total Short-term
investments	$99,114,684	$170,196,809	$121,562,096	$2,694,346	$147,749,397

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$30,000
Written equity option contracts (contract amount)	$15,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$119,600,000
Centrally cleared interest rate swap contracts (notional)	$169,500,000
OTC total return swap contracts (notional)	$389,500,000
OTC credit default contracts (notional)	$4,300,000
Centrally cleared credit default contracts (notional)	$48,800,000

104 Dynamic Asset Allocation Growth Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$2,372,870*	Payables	$267,431
Foreign exchange
contracts	Receivables	527,380	Payables	922,032
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	6,738,560*	Unrealized depreciation	4,452,358*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	955,856*	Unrealized depreciation	272,714*
Total		$10,594,666		$5,914,535

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$704,119	$704,119
Foreign exchange
contracts	—	40,102	—	$40,102
Equity contracts	3,096,717	—	11,429,383	$14,526,100
Interest rate contracts	684,105	—	(360,645)	$323,460
Total	$3,780,822	$40,102	$11,772,857	$15,593,781

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$272,975	$272,975
Foreign exchange contracts	—	—	(954,267)	—	$(954,267)
Equity contracts	(6,689,898)	(127,140)	—	753,482	$(6,063,556)
Interest rate contracts	—	3,707,807	—	114,617	$3,822,424
Total	$(6,689,898)	$3,580,667	$(954,267)	$1,141,074	$(2,922,424)

Dynamic Asset Allocation Growth Fund 105

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$86,045	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$86,045
OTC Total return swap contracts*#	—	3,575,034	—	—	—	—	—	1,715,051	—	—	—	—	—	—	—	—	—	5,290,085
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	125,639	208,446	173,858	—	—	63,789	52,946	50,502	—	—	—	—	675,180
Centrally cleared credit default contracts§	—	—	5,277	—	—	—	—	—	—	—	—	—	—	—	—	—	—	5,277
Futures contracts§	—	—	—	3,745	—	—	—	—	—	—	112,279	—	—	—	—	—	—	116,024
Forward currency contracts#	71,647	—	—	—	33,905	—	—	1,198	—	15,639	—	—	65,549	151,494	72,666	8,263	107,019	527,380
Purchased options**#	—	—	—	—	1,097,991	—	—	—	—	—	—	—	—	—	—	—	—	1,097,991
Repurchase agreements **	—	—	—	—	—	16,695,000	—	—	—	—	—	—	—	—	—	—	—	16,695,000
Total Assets	$71,647	$3,575,034	$91,322	$3,745	$1,131,896	$16,820,639	$208,446	$1,890,107	$—	$15,639	$176,068	$52,946	$116,051	$151,494	$72,666	$8,263	$107,019	$24,492,982
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,279	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,279
OTC Total return swap contracts*#	—	2,327,622	—	—	—	—	—	1,829,634	—	—	—	—	—	—	—	—	—	4,157,256
OTC Credit default contracts —
protection sold *#	57	—	—	—	—	145,277	27,559	30,536	—	—	31,606	—	32,396	—	—	—	—	267,431
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	71,202	—	—	—	—	—	—	118,117	—	—	—	—	—	—	189,319
Forward currency contracts#	130,020	587	—	—	637	—	—	86,563	74,479	178,119	—	—	182,521	171	242,346	26,589	—	922,032
Written options#	—	—	—	—	287,120	—	—	—	—	—	—	—	—	—	—	—	—	287,120
Total Liabilities	$130,077	$2,328,209	$1,279	$71,202	$287,757	$145,277	$27,559	$1,946,733	$74,479	$178,119	$149,723	$—	$214,917	$171	$242,346	$26,589	$—	$5,824,437
Total Financial and Derivative
Net Assets	$(58,430)	$1,246,825	$90,043	$(67,457)	$844,139	$16,675,362	$180,887	$(56,626)	$(74,479)	$(162,480)	$26,345	$52,946	$(98,866)	$151,323	$(169,680)	$(18,326)	$107,019	$18,668,545
Total collateral received (pledged)†##	$(58,430)	$1,240,000	$—	$—	$844,139	$16,675,362	$180,887	$280,000	$—	$(111,082)	$26,345	$52,946	$30,000	$120,000	$(140,836)	$—	$—
Net amount	$—	$6,825	$90,043	$(67,457)	$—	$—	$—	$(336,626)	$(74,479)	$(51,398)	$—	$—	$(128,866)	$31,323	$(28,844)	$(18,326)	$107,019
Controlled collateral received (including
TBA commitments)**	$—	$1,240,000	$—	$—	$883,000	$—	$260,000	$280,000	$—	$—	$30,000	$84,818	$30,000	$120,000	$—	$—	$—	$2,927,818
Uncontrolled collateral received	$—	$—	$—	$—	$—	$17,029,148	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$17,029,148
Collateral (pledged) (including
TBA commitments)**	$(121,000)	$—	$—	$(121,000)	$—	$—	$—	$—	$—	$(111,082)	$—	$—	$—	$—	$(140,836)	$—	$—	$(493,918)

106 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 107

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $4,819,351 and $2,710,225, respectively.

Shareholder meeting results (Unaudited)

November 27, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
60,109,227	1,419,722	3,951,068

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
59,735,621	1,641,905	4,102,490

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
59,671,661	1,677,229	4,131,127

All tabulations are rounded to the nearest whole number.

108 Dynamic Asset Allocation Growth Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024